UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05430

______________________________________________

SSGA FUNDS

______________________________________________________________________________

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

______________________________________________________________________________

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Sean O'Malley, Esq.	Timothy W. Diggins, Esq.
Senior Vice President and Deputy General Counsel	Ropes & Gray LLP
c/o SSGA Funds Management, Inc.	Prudential Tower
One Iron Street	800 Boylston Street
Boston, Massachusetts 02210	Boston, Massachusetts 02199-3600

Registrant's telephone number, including area code: (617) 664-1465

Date of fiscal year end: August 31

Date of reporting period: February 29, 2020

Item 1. Reports to Stockholders.

Semi-Annual Report
February 29, 2020
SSGA Funds
State Street Dynamic Small Cap Fund
State Street Defensive Emerging Markets Equity Fund
State Street International Stock Selection Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund's website (www.ssgafunds.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 1-800-647-7327.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform a Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-647-7327. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

State Street Dynamic Small Cap Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of February 29, 2020

Description	% of Net Assets
Tech Data Corp.	1.1%
Haemonetics Corp.	1.1
AMN Healthcare Services, Inc.	1.1
Amedisys, Inc.	1.0
EMCOR Group, Inc.	1.0
TOTAL	5.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of February 29, 2020

		% of Net Assets
	Banks	8.3%
	Health Care Providers & Services	6.4
	Trading Companies & Distributors	6.4
	Semiconductors & Semiconductor Equipment	5.8
	Equity Real Estate Investment Trusts (REITs)	5.3
	Electronic Equipment, Instruments & Components	5.2
	Specialty Retail	5.2
	Thrifts & Mortgage Finance	4.7
	Biotechnology	4.6
	Health Care Equipment & Supplies	3.5
	Capital Markets	3.4
	Commercial Services & Supplies	2.7
	Software	2.3
	Mortgage Real Estate Investment Trust (REITs)	2.3
	Chemicals	2.2
	Household Durables	2.2
	Pharmaceuticals	1.8
	Oil, Gas & Consumable Fuels	1.7
	IT Services	1.7
	Airlines	1.6
	Professional Services	1.6
	Building Products	1.5
	Textiles, Apparel & Luxury Goods	1.5
	Hotels, Restaurants & Leisure	1.4
	Electric Utilities	1.3
	Media	1.3
	Real Estate Management & Development	1.2
	Health Care Technology	1.0
	Construction & Engineering	1.0
	Electrical Equipment	1.0
	Paper & Forest Products	0.9
	Machinery	0.9
	Food & Staples Retailing	0.9
	Household Products	0.8
	Multi-Utilities	0.7
	Leisure Equipment & Products	0.7
	Life Sciences Tools & Services	0.6
	Road & Rail	0.5
	Metals & Mining	0.5
	Food Products	0.4
	Internet & Direct Marketing Retail	0.3
	Auto Components	0.3
	Independent Power & Renewable Electricity Producers	0.3
	Diversified Telecommunication Services	0.2
	Communications Equipment	0.1
	Air Freight & Logistics	0.1
	Interactive Media & Services	0.1
	Tobacco	0.0*
	Energy Equipment & Services	0.0*
	Short-Term Investments	4.9
	Liabilities in Excess of Other Assets	(3.3)
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

State Street Defensive Emerging Markets Equity Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of February 29, 2020

Description	% of Net Assets
First Financial Holding Co., Ltd.	3.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.0
Chunghwa Telecom Co., Ltd.	2.9
HCL Technologies, Ltd.	2.7
China Mobile, Ltd.	2.6
TOTAL	14.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of February 29, 2020

		% of Net Assets
	Banks	15.5%
	Diversified Telecommunication Services	10.3
	Oil, Gas & Consumable Fuels	7.3
	Wireless Telecommunication Services	7.0
	IT Services	7.0
	Semiconductors & Semiconductor Equipment	6.4
	Transportation Infrastructure	3.9
	Metals & Mining	3.7
	Independent Power and Renewable Electricity Producers	3.6
	Food Products	3.2
	Real Estate Investment Trusts (REITs)	3.2
	Electric Utilities	2.9
	Tobacco	2.7
	Technology Hardware, Storage & Peripherals	1.8
	Gas Utilities	1.4
	Electronic Equipment, Instruments & Components	1.4
	Trading Companies & Distributors	1.3
	Interactive Media & Services	1.2
	Capital Markets	1.2
	Construction Materials	1.1
	Marine	1.0
	Road & Rail	0.9
	Diversified Financial Services	0.8
	Automobiles	0.8
	Commercial Services & Supplies	0.8
	Construction & Engineering	0.7
	Pharmaceuticals	0.6
	Airlines	0.6
	Life Sciences Tools & Services	0.5
	Beverages	0.5
	Insurance	0.4
	Household Durables	0.4
	Auto Components	0.3
	Air Freight & Logistics	0.3
	Consumer Finance	0.3
	Water Utilities	0.2
	Health Care Providers & Services	0.2
	Chemicals	0.2
	Textiles, Apparel & Luxury Goods	0.1
	Short-Term Investments	0.0 *
	Other Assets in Excess of Liabilities	4.3
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

State Street International Stock Selection Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of February 29, 2020

Description	% of Net Assets
Roche Holding AG	2.8%
Novartis AG	2.3
Toyota Motor Corp.	2.1
Nestle SA	2.0
Sanofi	1.8
TOTAL	11.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of February 29, 2020

		% of Net Assets
	Pharmaceuticals	11.9%
	Insurance	7.9
	Banks	6.2
	Household Durables	6.1
	Construction & Engineering	5.6
	Diversified Telecommunication Services	4.6
	Food Products	3.9
	Oil, Gas & Consumable Fuels	3.0
	Electrical Equipment	2.6
	Capital Markets	2.4
	Food & Staples Retailing	2.4
	Metals & Mining	2.3
	Machinery	2.3
	Automobiles	2.1
	Equity Real Estate Investment Trusts (REITs)	2.0
	Electric Utilities	2.0
	Beverages	1.9
	Wireless Telecommunication Services	1.9
	Electronic Equipment, Instruments & Components	1.8
	Chemicals	1.8
	IT Services	1.6
	Multiline Retail	1.5
	Technology Hardware, Storage & Peripherals	1.4
	Semiconductors & Semiconductor Equipment	1.4
	Health Care Providers & Services	1.3
	Trading Companies & Distributors	1.3
	Tobacco	1.3
	Construction Materials	1.2
	Road & Rail	1.1
	Gas Utilities	0.9
	Building Products	0.9
	Health Care Equipment & Supplies	0.8
	Personal Products	0.8
	Diversified Financial Services	0.8
	Auto Components	0.7
	Specialty Retail	0.7
	Textiles, Apparel & Luxury Goods	0.6
	Unknown I3	0.6
	Professional Services	0.4
	Hotels, Restaurants & Leisure	0.4
	Communications Equipment	0.4
	Thrifts & Mortgage Finance	0.4
	Multi-Utilities	0.2
	Independent Power and Renewable Electricity Producers	0.2
	Marine	0.2
	Real Estate Management & Development	0.2
	Health Care Technology	0.2
	Media	0.1
	Transportation Infrastructure	0.1
	Commercial Services & Supplies	0.0*
	Distributors	0.0*
	Short-Term Investments	1.7
	Other Assets in Excess of Liabilities	1.9
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

STATE STREET DYNAMIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.4%
COMMUNICATION SERVICES — 1.6%
ATN International, Inc.	583	$31,424
Consolidated Communications Holdings, Inc.	1,221	7,595
Cumulus Media, Inc. Class A (a)	3,032	36,535
Gray Television, Inc. (a)	2,234	42,267
Meet Group, Inc. (a)	1,987	10,134
TEGNA, Inc.	12,268	175,678
		303,633
CONSUMER DISCRETIONARY — 11.6%
Aaron's, Inc.	2,262	88,965
Acushnet Holdings Corp.	5,699	145,040
American Eagle Outfitters, Inc.	2,708	34,879
America's Car-Mart, Inc. (a)	191	19,629
Bloomin' Brands, Inc.	7,563	136,058
Brinker International, Inc. (b)	2,575	88,451
Buckle, Inc.	3,023	68,411
Cato Corp. Class A	4,424	71,536
Chico's FAS, Inc.	1,592	6,384
Citi Trends, Inc.	1,309	25,879
Cooper Tire & Rubber Co.	156	3,976
Dave & Buster's Entertainment, Inc. (b)	440	14,524
Deckers Outdoor Corp. (a)	776	134,869
Genesco, Inc. (a)	1,858	63,934
Group 1 Automotive, Inc.	1,882	160,403
Guess?, Inc.	1,927	31,217
Helen of Troy, Ltd. (a)	49	8,065
KB Home	4,798	156,367
LCI Industries	527	50,882
Lithia Motors, Inc. Class A	807	96,162
M/I Homes, Inc. (a)	144	5,361
Meritage Homes Corp. (a)	1,240	78,690
Murphy USA, Inc. (a)	1,183	115,343
Office Depot, Inc.	22,740	53,439
Rocky Brands, Inc.	2,537	61,776
Ruth's Hospitality Group, Inc.	958	18,327
Shoe Carnival, Inc. (b)	3,205	95,862
Signet Jewelers, Ltd. (b)	2,265	52,820
Sonic Automotive, Inc. Class A	191	5,348
Stamps.com, Inc. (a)	404	57,008
Steven Madden, Ltd.	2,507	81,979
Taylor Morrison Home Corp. (a)	937	21,101
TRI Pointe Group, Inc. (a)	10,883	166,836
Vera Bradley, Inc. (a)	2,645	21,848
		2,241,369
CONSUMER STAPLES — 2.1%
Alico, Inc.	2,416	78,689
Central Garden & Pet Co. (a)	1,945	52,087
Central Garden & Pet Co. Class A (a)	3,527	89,268
Ingles Markets, Inc. Class A	3,693	132,099
Security Description	Shares	Value
Seneca Foods Corp. Class A (a)	340	$11,805
SpartanNash Co.	2,895	35,985
Vector Group, Ltd.	908	10,551
		410,484
ENERGY — 1.7%
Amplify Energy Corp.	3,362	14,053
Archrock, Inc.	753	5,309
Berry Corp.	9,063	57,731
Chaparral Energy, Inc. Class A (a)	3,615	1,937
Delek US Holdings, Inc. (b)	2,529	54,070
Denbury Resources, Inc. (a)(b)	31,880	23,987
Hallador Energy Co.	5,288	6,822
Laredo Petroleum, Inc. (a)	16,465	17,782
Montage Resources Corp. (a)(b)	1,970	6,875
Nabors Industries, Ltd.	999	1,758
Penn Virginia Corp. (a)	919	14,612
Renewable Energy Group, Inc. (a)	1,918	50,731
Seadrill, Ltd. (a)(b)	3,146	3,461
Talos Energy, Inc. (a)	341	4,842
Teekay Corp. (b)	2,686	9,831
W&T Offshore, Inc. (a)	2,667	6,934
World Fuel Services Corp.	1,349	38,150
		318,885
FINANCIALS — 18.7%
1st Source Corp.	3,429	144,189
Artisan Partners Asset Management, Inc. Class A	5,063	144,701
Bancorp, Inc. (a)	10,510	127,907
Bank of NT Butterfield & Son, Ltd.	701	19,404
C&F Financial Corp.	432	19,656
Central Pacific Financial Corp.	1,417	33,895
Ellington Financial, Inc. REIT	8,740	144,472
Essent Group, Ltd.	4,162	181,630
Federated Investors, Inc.	3,771	108,793
Financial Institutions, Inc.	257	6,916
First Business Financial Services, Inc.	2,604	62,496
First Defiance Financial Corp.	6,160	147,316
First Financial Corp.	3,995	159,600
First Internet Bancorp	843	20,477
First Northwest Bancorp	3,101	49,368
HBT Financial, Inc.	2,300	35,604
Houlihan Lokey, Inc.	3,211	164,467
International Bancshares Corp.	4,566	155,701
Invesco Mortgage Capital, Inc. REIT	8,028	129,090
Investors Bancorp, Inc.	17,032	179,517
Mercantile Bank Corp.	4,881	140,036
MidWestOne Financial Group, Inc.	1,185	34,045
PennyMac Mortgage Investment Trust REIT	8,309	171,996
Piper Jaffray Cos.	53	3,714
Radian Group, Inc.	8,735	185,531
Sierra Bancorp	4,414	105,142
South State Corp.	2,323	158,243

See accompanying notes to financial statements.

STATE STREET DYNAMIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS  (continued)
February 29, 2020 (Unaudited)

Security Description	Shares	Value
Stifel Financial Corp.	3,121	$169,907
Territorial Bancorp, Inc.	3,280	83,378
UMB Financial Corp.	2,857	166,135
Virtus Investment Partners, Inc.	556	61,382
Walker & Dunlop, Inc.	2,377	154,148
Waterstone Financial, Inc.	9,245	153,744
		3,622,600
HEALTH CARE — 17.9%
ACADIA Pharmaceuticals, Inc. (a)	806	34,448
Acceleron Pharma, Inc. (a)(b)	265	22,771
Acorda Therapeutics, Inc. (a)(b)	4,615	6,646
Allakos, Inc. (a)(b)	73	4,550
Allscripts Healthcare Solutions, Inc. (a)	2,796	21,082
AMAG Pharmaceuticals, Inc. (a)	3,836	29,729
Amedisys, Inc. (a)	1,144	199,067
Amicus Therapeutics, Inc. (a)(b)	1,590	15,177
AMN Healthcare Services, Inc. (a)	2,764	203,430
Amneal Pharmaceuticals, Inc. (a)(b)	2,533	9,752
Anika Therapeutics, Inc. (a)	641	26,768
Apellis Pharmaceuticals, Inc. (a)	155	5,366
Ardelyx, Inc. (a)	1,501	10,387
Arena Pharmaceuticals, Inc. (a)	329	14,673
Arrowhead Pharmaceuticals, Inc. (a)	1,179	41,689
Biohaven Pharmaceutical Holding Co., Ltd. (a)	128	5,653
Blueprint Medicines Corp. (a)	358	19,379
Checkpoint Therapeutics, Inc. (a)(b)	3,383	5,920
ChemoCentryx, Inc. (a)	199	8,905
Chimerix, Inc. (a)	13,530	23,948
Collegium Pharmaceutical, Inc. (a)	948	22,515
Computer Programs & Systems, Inc.	1,217	32,591
CONMED Corp.	1,653	156,440
Constellation Pharmaceuticals, Inc. (a)(b)	324	11,450
CorVel Corp. (a)	1,821	125,540
CytomX Therapeutics, Inc. (a)	4,265	28,533
Eagle Pharmaceuticals, Inc. (a)	568	26,071
Editas Medicine, Inc. (a)(b)	1,668	36,996
Emergent BioSolutions, Inc. (a)	244	14,318
Enanta Pharmaceuticals, Inc. (a)	329	16,740
Endo International PLC (a)(b)	10,117	55,846
Ensign Group, Inc.	465	20,693
Epizyme, Inc. (a)	884	18,944
FibroGen, Inc. (a)	524	21,903
Global Blood Therapeutics, Inc. (a)	388	24,817
Haemonetics Corp. (a)	1,891	204,852
Halozyme Therapeutics, Inc. (a)(b)	742	14,521
HealthStream, Inc. (a)	5,658	137,603
Heron Therapeutics, Inc. (a)(b)	245	4,569
Immunomedics, Inc. (a)(b)	1,173	18,768
Innoviva, Inc. (a)	3,896	52,479
Insmed, Inc. (a)(b)	380	9,462
Integer Holdings Corp. (a)	2,174	196,030
Intercept Pharmaceuticals, Inc. (a)	160	14,710
Invitae Corp. (a)(b)	572	11,657
Security Description	Shares	Value
Iovance Biotherapeutics, Inc. (a)(b)	635	$20,898
Ironwood Pharmaceuticals, Inc. (a)(b)	2,966	35,711
Jounce Therapeutics, Inc. (a)	3,445	15,571
Karyopharm Therapeutics, Inc. (a)	419	6,846
Kodiak Sciences, Inc. (a)(b)	177	11,323
Lannett Co., Inc. (a)(b)	756	6,577
Ligand Pharmaceuticals, Inc. (a)(b)	209	19,562
Magellan Health, Inc. (a)	2,308	138,503
Medpace Holdings, Inc. (a)	115	10,343
Mirati Therapeutics, Inc. (a)(b)	161	14,408
Momenta Pharmaceuticals, Inc. (a)	1,006	28,460
Myriad Genetics, Inc. (a)	395	6,960
Natera, Inc. (a)	722	27,367
National HealthCare Corp.	1,948	144,561
National Research Corp.	2,364	129,996
Natus Medical, Inc. (a)	1,360	36,557
Novocure, Ltd. (a)	185	13,459
NuVasive, Inc. (a)	147	9,674
Pfenex, Inc. (a)	2,042	23,687
Phibro Animal Health Corp. Class A	1,057	26,689
Prestige Consumer Healthcare, Inc. (a)	4,312	161,096
Principia Biopharma, Inc. (a)	607	39,188
PTC Therapeutics, Inc. (a)	366	20,071
Recro Pharma, Inc. (a)	814	11,673
REGENXBIO, Inc. (a)(b)	898	35,920
Repligen Corp. (a)	445	38,092
Select Medical Holdings Corp. (a)	7,542	180,556
Seres Therapeutics, Inc. (a)(b)	1,241	3,897
Syndax Pharmaceuticals, Inc. (a)	2,506	23,582
Syneos Health, Inc. (a)	899	56,952
Tenet Healthcare Corp. (a)	3,451	90,692
Turning Point Therapeutics, Inc. (a)	115	5,701
Ultragenyx Pharmaceutical, Inc. (a)	372	20,862
Utah Medical Products, Inc.	341	29,803
Vanda Pharmaceuticals, Inc. (a)	2,392	26,384
Xencor, Inc. (a)(b)	183	5,946
		3,464,955
INDUSTRIALS — 17.3%
Aircastle, Ltd.	5,652	180,016
Allegiant Travel Co. (b)	878	119,004
Applied Industrial Technologies, Inc.	786	46,366
Atkore International Group, Inc. (a)	4,293	158,455
Avis Budget Group, Inc. (a)	1,944	62,937
Barrett Business Services, Inc.	883	52,892
BMC Stock Holdings, Inc. (a)	5,981	146,714
Builders FirstSource, Inc. (a)	3,112	70,674
CRA International, Inc.	1,069	49,719
CSW Industrials, Inc.	367	24,163
EMCOR Group, Inc.	2,550	196,146
GATX Corp. (b)	1,187	84,906
GMS, Inc. (a)	1,127	25,752
H&E Equipment Services, Inc.	4,968	118,040
Herc Holdings, Inc. (a)	257	9,427

See accompanying notes to financial statements.

STATE STREET DYNAMIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS  (continued)
February 29, 2020 (Unaudited)

Security Description	Shares	Value
Herman Miller, Inc.	117	$4,006
HNI Corp.	4,779	156,895
Hub Group, Inc. Class A (a)	518	23,947
Kforce, Inc.	3,189	97,137
Kimball International, Inc. Class B	5,272	85,301
Korn Ferry	2,851	99,728
Marten Transport, Ltd.	1,937	37,849
Masonite International Corp. (a)	1,930	141,855
McGrath RentCorp.	2,033	141,192
Mobile Mini, Inc.	3,571	139,233
Mueller Industries, Inc.	5,422	151,708
Patrick Industries, Inc.	445	23,509
Preformed Line Products Co.	648	31,622
RR Donnelley & Sons Co.	4,302	8,174
Rush Enterprises, Inc. Class A	4,032	169,021
Rush Enterprises, Inc. Class B	3,888	162,946
Simpson Manufacturing Co., Inc.	518	41,145
SkyWest, Inc.	3,198	145,189
Spirit Airlines, Inc. (a)	1,070	30,441
Standex International Corp.	406	25,753
Triton International, Ltd.	4,868	167,313
Willis Lease Finance Corp. (a)	2,120	120,204
		3,349,379
INFORMATION TECHNOLOGY — 15.1%
ACI Worldwide, Inc. (a)	3,184	88,738
Advanced Energy Industries, Inc. (a)	1,663	98,907
Amkor Technology, Inc. (a)	10,439	108,931
Anixter International, Inc. (a)	1,986	193,655
Axcelis Technologies, Inc. (a)	1,689	40,519
Cirrus Logic, Inc. (a)	2,602	178,601
Diodes, Inc. (a)	1,520	66,895
ePlus, Inc. (a)	1,652	125,156
EVERTEC, Inc.	4,935	146,471
Extreme Networks, Inc. (a)	4,337	21,815
Fabrinet (a)	2,578	142,099
FormFactor, Inc. (a)	4,183	93,574
Ichor Holdings, Ltd. (a)	4,600	133,032
Insight Enterprises, Inc. (a)	2,706	149,074
j2 Global, Inc. (b)	1,526	133,266
ManTech International Corp. Class A	462	34,604
Methode Electronics, Inc.	802	24,589
MicroStrategy, Inc. Class A (a)	487	65,823
NetScout Systems, Inc. (a)	334	8,584
Perficient, Inc. (a)	672	27,532
Photronics, Inc. (a)	8,369	104,194
Plexus Corp. (a)	2,484	164,813
Progress Software Corp.	4,081	152,180
Rambus, Inc. (a)	11,096	155,122
Sykes Enterprises, Inc. (a)	3,512	111,260
Tech Data Corp. (a)	1,511	215,151
Xperi Corp.	8,465	145,513
		2,930,098
Security Description	Shares	Value
MATERIALS — 3.6%
Boise Cascade Co.	1,014	$35,977
Hawkins, Inc.	3,609	129,022
Innospec, Inc.	87	7,529
Louisiana-Pacific Corp.	3,211	91,353
PolyOne Corp.	4,073	100,848
Ryerson Holding Corp. (a)	1,273	10,604
Schweitzer-Mauduit International, Inc.	1,063	35,844
Stepan Co.	390	34,254
Tredegar Corp.	7,201	122,849
Trinseo SA	1,673	36,605
Worthington Industries, Inc.	2,578	81,980
		686,865
REAL ESTATE — 6.5%
American Finance Trust, Inc. REIT	1,952	20,301
Franklin Street Properties Corp. REIT	8,169	58,245
Kennedy-Wilson Holdings, Inc.	8,060	162,893
Kite Realty Group Trust REIT	10,057	162,420
Lexington Realty Trust REIT	16,943	175,699
New Senior Investment Group, Inc. REIT	960	5,827
Newmark Group, Inc. Class A	5,896	56,307
Office Properties Income Trust REIT	4,377	127,502
Piedmont Office Realty Trust, Inc. Class A, REIT	8,062	174,059
Realogy Holdings Corp. (b)	1,083	10,039
Sabra Health Care REIT, Inc.	9,677	189,185
Summit Hotel Properties, Inc. REIT (b)	12,575	116,570
		1,259,047
UTILITIES — 2.3%
Atlantic Power Corp. (a)	29,810	67,669
Black Hills Corp.	1,819	131,332
Otter Tail Corp.	1,244	60,471
Portland General Electric Co.	3,570	194,243
		453,715
TOTAL COMMON STOCKS (Cost $20,519,360)		19,041,030

SHORT-TERM INVESTMENTS — 4.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.57% (c) (d)	307,304	307,304

See accompanying notes to financial statements.

STATE STREET DYNAMIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS  (continued)
February 29, 2020 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	633,959	$633,959
TOTAL SHORT-TERM INVESTMENTS (Cost $941,263)		941,263
TOTAL INVESTMENTS — 103.3% (Cost $21,460,623)		19,982,293
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(635,656)
NET ASSETS — 100.0%		$19,346,637

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at February 29, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended February 29, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at February 29, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended February 29, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At February 29, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index (long)	4	03/20/2020	$330,191	$294,980	$(35,211)
During the period ended February 29, 2020, average notional value related to futures contracts was $225,649 or 1% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$19,041,030	$—	$—	$19,041,030
Short-Term Investments	941,263	—	—	941,263
TOTAL INVESTMENTS	$19,982,293	$—	$—	$19,982,293
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(35,211)	—	—	(35,211)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(35,211)	$—	$—	$(35,211)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 8/31/19	Value at 8/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/29/20	Value at 2/29/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	173,088	$173,106	$3,936,939	$4,110,100	$38	$17	—	$—	$1,903
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	941,236	633,932	—	—	307,304	307,304	766
State Street Navigator Securities Lending Portfolio II	916,196	916,196	2,321,236	2,603,473	—	—	633,959	633,959	3,272
Total		$1,089,302	$7,199,411	$7,347,505	$38	$17		$941,263	$5,941
See accompanying notes to financial statements.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 95.7%
BRAZIL — 2.1%
Cia de Saneamento de Minas Gerais-COPASA	4,800	$64,735
EDP - Energias do Brasil SA	61,900	282,792
SLC Agricola SA	36,600	165,080
Telefonica Brasil SA Preference Shares	6,900	82,363
Transmissora Alianca de Energia Eletrica SA	49,800	333,975
		928,945
CHILE — 0.5%
AES Gener SA	506,998	74,658
Enel Americas SA	777,828	131,436
		206,094
CHINA — 18.0%
Bank of China, Ltd. Class A	471,000	240,988
Bank of Communications Co., Ltd. Class A	115,800	86,808
Bank of Communications Co., Ltd. Class H	117,000	76,131
BOE Technology Group Co., Ltd. Class A	138,400	98,814
CGN Power Co., Ltd. Class H (a)	305,000	75,020
China Communications Services Corp., Ltd. Class H	372,000	292,291
China Longyuan Power Group Corp., Ltd. Class H	135,000	70,936
China Petroleum & Chemical Corp. Class H	650,000	336,412
China Resources Power Holdings Co., Ltd.	446,000	535,901
China Shenhua Energy Co., Ltd. Class A	139,700	322,560
China Shenhua Energy Co., Ltd. Class H	362,000	636,500
China Telecom Corp., Ltd. Class H	1,428,000	539,794
China Yangtze Power Co., Ltd. Class A	166,900	409,006
CNOOC, Ltd.	600,000	834,667
Daqin Railway Co., Ltd. Class A	417,200	424,926
Guangdong Provincial Expressway Development Co., Ltd. Class B	1,133,400	802,039
Jiangsu Expressway Co., Ltd. Class H	370,000	430,949
Kunlun Energy Co., Ltd.	238,000	168,369
Postal Savings Bank of China Co., Ltd. Class H (a)	833,000	531,445
SDIC Power Holdings Co., Ltd. Class A	389,600	423,470
Shengyi Technology Co., Ltd. Class A	14,800	66,472
Shenzhen Expressway Co., Ltd. Class H	64,000	77,929
Sinopec Engineering Group Co., Ltd. Class H	113,000	56,253
Security Description	Shares	Value
Tencent Holdings, Ltd.	10,500	$532,399
Zhaojin Mining Industry Co., Ltd. Class H	37,500	44,488
		8,114,567
CZECH REPUBLIC — 2.7%
Moneta Money Bank A/S (a)	46,205	154,081
O2 Czech Republic A/S	108,812	1,000,965
Philip Morris CR A/S	118	72,054
		1,227,100
GREECE — 1.2%
Aegean Airlines SA	37,912	267,457
Motor Oil Hellas Corinth Refineries SA	16,127	263,491
		530,948
HONG KONG — 5.5%
China Mobile, Ltd.	147,200	1,171,507
China Resources Cement Holdings, Ltd.	330,000	423,995
Yuexiu Real Estate Investment Trust	760,000	489,297
Yuexiu Transport Infrastructure, Ltd.	502,000	391,401
		2,476,200
HUNGARY — 0.7%
Magyar Telekom Telecommunications PLC	242,849	315,539
INDIA — 9.7%
Coal India, Ltd.	50,966	119,857
Divi's Laboratories, Ltd.	7,581	222,089
Dr Reddy's Laboratories, Ltd.	6,963	283,076
GAIL India, Ltd.	315,147	457,209
HCL Technologies, Ltd.	164,134	1,220,718
Hindustan Petroleum Corp., Ltd.	53,994	148,476
Infosys, Ltd.	73,067	741,295
Tata Consultancy Services, Ltd.	10,536	292,009
Tech Mahindra, Ltd.	61,721	638,505
Wipro, Ltd.	83,096	256,267
		4,379,501
INDONESIA — 0.6%
Telekomunikasi Indonesia Persero Tbk PT	1,163,600	283,714
MALAYSIA — 2.9%
AMMB Holdings Bhd	234,800	207,024
Carlsberg Brewery Malaysia Bhd Class B	28,200	214,289
IGB Real Estate Investment Trust	329,400	153,173
MISC Bhd	258,600	470,822
PPB Group Bhd	35,220	153,223
RHB Bank Bhd	87,400	115,082
		1,313,613
MEXICO — 0.8%
Altos Hornos de Mexico SA de CV (b)(c)	499,000	—

See accompanying notes to financial statements.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS  (continued)
February 29, 2020 (Unaudited)

Security Description	Shares	Value
America Movil SAB de CV Series L	92,348	$72,816
Bolsa Mexicana de Valores SAB de CV	98,800	208,713
Gruma SAB de CV Class B	8,190	78,667
		360,196
PAKISTAN — 1.3%
Indus Motor Co., Ltd.	8,440	53,789
MCB Bank, Ltd.	56,300	71,604
Oil & Gas Development Co., Ltd.	599,800	457,217
		582,610
PHILIPPINES — 2.9%
Globe Telecom, Inc.	13,815	482,136
Manila Electric Co.	108,420	573,844
Metro Pacific Investments Corp.	4,267,300	257,001
		1,312,981
POLAND — 0.2%
Neuca SA	814	77,633
QATAR — 2.7%
Barwa Real Estate Co.	220,680	184,924
Masraf Al Rayan QSC	62,132	68,614
Ooredoo QSC	199,740	343,032
Qatar Gas Transport Co., Ltd.	253,190	149,360
Qatar Islamic Bank SAQ	110,760	469,786
		1,215,716
RUSSIA — 2.8%
Alrosa PJSC	880,349	935,240
LUKOIL PJSC ADR	716	61,761
Mobile TeleSystems PJSC ADR	26,100	253,170
		1,250,171
SAUDI ARABIA — 3.7%
Al Rajhi Bank	10,813	176,137
Alinma Bank	43,230	264,897
Arab National Bank	6,969	46,999
Bank Al-Jazira	22,816	83,054
Qassim Cement Co.	6,722	121,843
Riyad Bank	33,922	195,784
Samba Financial Group	12,761	89,479
Saudi Basic Industries Corp.	4,091	85,073
Saudi British Bank	35,760	265,396
Saudi Telecom Co.	16,274	354,262
		1,682,924
SINGAPORE — 1.3%
BOC Aviation, Ltd. (a)	65,100	569,155
SOUTH AFRICA — 1.5%
AngloGold Ashanti, Ltd.	11,340	201,946
Gold Fields, Ltd.	73,788	448,762
		650,708
SOUTH KOREA — 11.9%
Hyundai Glovis Co., Ltd.	1,261	128,635
Hyundai Mobis Co., Ltd.	797	139,307
KB Financial Group, Inc.	7,087	224,043
Security Description	Shares	Value
Kia Motors Corp.	9,784	$295,230
KT&G Corp.	16,202	1,127,261
LG Uplus Corp.	26,990	293,468
Samsung Card Co., Ltd.	5,345	148,313
Samsung Electro-Mechanics Co., Ltd.	3,510	370,792
Samsung Electronics Co., Ltd.	12,438	559,851
Shinhan Financial Group Co., Ltd.	28,199	754,169
SK Hynix, Inc.	4,317	318,986
SK Telecom Co., Ltd.	5,743	1,005,500
		5,365,555
TAIWAN — 20.9%
ASE Technology Holding Co., Ltd.	39,000	90,437
Cathay Financial Holding Co., Ltd.	142,746	187,034
Chunghwa Telecom Co., Ltd.	366,000	1,297,131
CTBC Financial Holding Co., Ltd.	1,344,000	997,469
First Financial Holding Co., Ltd.	1,712,871	1,333,003
Fubon Financial Holding Co., Ltd.	85,000	123,040
Greatek Electronics, Inc.	212,000	326,655
Hon Hai Precision Industry Co., Ltd.	35,000	91,331
Lite-On Technology Corp.	201,000	286,161
Mega Financial Holding Co., Ltd.	358,000	379,085
Nanya Technology Corp.	58,000	144,372
Pou Chen Corp.	49,000	54,403
Powertech Technology, Inc.	163,000	533,171
Sampo Corp.	330,200	201,402
Taiwan Mobile Co., Ltd.	47,000	162,116
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,500	134,600
Taiwan Semiconductor Manufacturing Co., Ltd.	128,782	1,327,716
Taiwan Shin Kong Security Co., Ltd.	288,000	360,888
Tripod Technology Corp.	17,000	61,020
Ttet Union Corp.	65,000	262,225
Uni-President Enterprises Corp.	325,960	780,158
Yuanta Financial Holding Co., Ltd.	469,000	293,209
		9,426,626
UNITED ARAB EMIRATES — 1.8%
Aldar Properties PJSC	1,148,007	650,982
Dubai Islamic Bank PJSC	51,920	75,492
Emirates Telecommunications Group Co. PJSC	19,776	85,073
		811,547
TOTAL COMMON STOCKS (Cost $42,726,130)		43,082,043

See accompanying notes to financial statements.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS  (continued)
February 29, 2020 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.0% (d)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.58% (e) (f)	100	$100
TOTAL SHORT-TERM INVESTMENTS (Cost $100)		100
TOTAL INVESTMENTS — 95.7% (Cost $42,726,230)		43,082,143
OTHER ASSETS IN EXCESS OF LIABILITIES — 4.3%		1,941,522
NET ASSETS — 100.0%		$45,023,665
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.0% of net assets as of February 29, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of February 29, 2020, total aggregate fair value of the security is $0.
(c)	Non-income producing security.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended February 29, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at February 29, 2020.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At February 29, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets (long)	18	03/20/2020	$966,240	$907,920	$(58,320)
During the period ended February 29, 2020, average notional value related to futures contracts was $950,412 or 2% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,596,066	$36,485,977	$0(a)	$43,082,043
Short-Term Investments	100	—	—	100
TOTAL INVESTMENTS	$6,596,166	$36,485,977	$0	$43,082,143
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts	(58,320)	—	—	(58,320)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(58,320)	$—	$—	$(58,320)
(a)	Fund held a Level 3 security that was valued at $0 at February 29, 2020.
See accompanying notes to financial statements.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS  (continued)
February 29, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 8/31/19	Value at 8/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/29/20	Value at 2/29/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	630,190	$630,253	$10,234,793	$10,865,119	$73	$—	—	$—	$6,614
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	2,149,278	2,149,178	—	—	100	100	(760)
State Street Navigator Securities Lending Portfolio II	—	—	241,580	241,580	—	—	—	—	48
Total		$630,253	$12,625,651	$13,255,877	$73	$—		$100	$5,902
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 96.4%
AUSTRALIA — 7.6%
Aurizon Holdings, Ltd.	321,266	$1,022,771
BHP Group PLC	46,386	847,743
BHP Group, Ltd.	43,243	939,905
Boral, Ltd.	174,821	521,856
Coca-Cola Amatil, Ltd.	26,171	197,097
Fortescue Metals Group, Ltd.	21,239	141,863
Infigen Energy	406,519	170,845
Newcrest Mining, Ltd.	28,606	469,252
Sonic Healthcare, Ltd.	35,222	668,592
Stockland REIT	612,219	1,892,528
Telstra Corp., Ltd.	753,871	1,700,193
Vicinity Centres REIT	1,138,152	1,611,942
Wesfarmers, Ltd.	71,233	1,906,542
Woolworths Group, Ltd.	63,714	1,629,722
		13,720,851
AUSTRIA — 1.4%
BAWAG Group AG (a)	4,048	174,562
OMV AG	34,510	1,445,348
Wienerberger AG	33,966	869,554
		2,489,464
BELGIUM — 0.5%
Ageas	17,625	820,070
D'ieteren SA	1,592	93,509
		913,579
CHINA — 0.2%
SITC International Holdings Co., Ltd.	225,000	261,777
DENMARK — 2.8%
Carlsberg A/S Class B	11,091	1,466,871
Novo Nordisk A/S Class B	48,688	2,852,578
Scandinavian Tobacco Group A/S Class A (a)	32,865	421,897
Schouw & Co. A/S	1,630	122,839
Spar Nord Bank A/S	12,705	107,355
		4,971,540
FINLAND — 0.6%
Nordea Bank Abp	95,448	753,307
Tokmanni Group Corp.	23,442	313,133
		1,066,440
FRANCE — 10.1%
Albioma SA	6,519	215,319
Arkema SA	3,752	354,937
BNP Paribas SA	51,787	2,513,756
Coface SA (b)	50,692	555,977
Eiffage SA	17,679	1,891,119
L'Oreal SA	5,321	1,430,202
Mersen SA	20,276	596,959
Metropole Television SA	16,908	248,439
Sanofi	34,184	3,188,197
Schneider Electric SE	26,801	2,722,966
Security Description	Shares	Value
Societe Generale SA	51,251	$1,452,281
TOTAL SA	6,505	281,161
Veolia Environnement SA	14,341	413,178
Vinci SA	23,580	2,382,706
		18,247,197
GERMANY — 7.2%
Allianz SE	13,704	2,985,415
Bechtle AG	3,871	515,178
Deutsche Pfandbriefbank AG (a)	55,252	784,262
Deutsche Telekom AG	170,149	2,787,293
Deutz AG	60,121	286,553
Elmos Semiconductor AG	6,183	145,729
Freenet AG	44,454	875,057
Hamburger Hafen und Logistik AG	11,683	249,348
JOST Werke AG (a)	6,207	211,378
Merck KGaA	15,920	1,937,213
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,266	2,141,866
STO SE & Co. KGaA Preference Shares	1,083	113,338
		13,032,630
HONG KONG — 1.9%
First Pacific Co., Ltd.	366,000	103,966
Johnson Electric Holdings, Ltd.	184,500	429,872
Melco International Development, Ltd.	172,000	359,722
VTech Holdings, Ltd.	77,800	688,843
WH Group, Ltd. (a)	178,500	187,320
Xinyi Glass Holdings, Ltd.	646,000	808,824
Yue Yuen Industrial Holdings, Ltd.	337,500	819,010
		3,397,557
ISRAEL — 0.1%
Formula Systems 1985, Ltd.	1,495	99,404
ITALY — 3.9%
ACEA SpA	4,260	89,719
Assicurazioni Generali SpA	26,013	469,570
Enel SpA	184,871	1,551,656
Intesa Sanpaolo SpA	565,304	1,374,320
Poste Italiane SpA (a)	112,161	1,201,532
Snam SpA	338,537	1,678,594
Unipol Gruppo SpA	132,143	658,410
		7,023,801
JAPAN — 24.8%
Amada Holdings Co., Ltd.	164,400	1,532,843
Astellas Pharma, Inc.	71,100	1,114,365
Brother Industries, Ltd.	82,200	1,456,014
Bunka Shutter Co., Ltd.	68,800	489,582
Central Glass Co., Ltd.	5,400	102,901
Chiyoda Integre Co., Ltd.	3,800	63,216
Daiichi Jitsugyo Co., Ltd.	2,400	74,264
Denyo Co., Ltd.	10,900	186,726
EDION Corp.	8,800	73,682
Foster Electric Co., Ltd.	48,700	646,868

See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
February 29, 2020 (Unaudited)

Security Description	Shares	Value
France Bed Holdings Co., Ltd.	17,100	$135,923
FUJIFILM Holdings Corp.	21,800	1,058,659
Fujitsu, Ltd.	20,000	2,085,523
Futaba Industrial Co., Ltd.	19,500	103,719
Glory, Ltd.	32,100	857,393
G-Tekt Corp.	10,200	122,437
Hitachi, Ltd.	47,000	1,569,610
Hosiden Corp.	60,500	522,062
Inabata & Co., Ltd.	20,700	238,471
Inpex Corp.	46,500	409,261
J-Oil Mills, Inc.	4,000	148,896
JSR Corp.	20,500	356,395
Kandenko Co., Ltd.	15,000	126,774
Kanematsu Corp.	7,800	84,693
KDDI Corp.	54,500	1,539,819
K's Holdings Corp.	54,800	598,589
Kurabo Industries, Ltd.	6,200	111,095
Kureha Corp.	5,700	285,053
Makino Milling Machine Co., Ltd.	6,000	201,775
Medipal Holdings Corp.	86,800	1,579,177
Meidensha Corp.	9,800	156,449
Mitsubishi Gas Chemical Co., Inc.	57,000	852,849
Mitsubishi UFJ Lease & Finance Co., Ltd.	198,800	1,137,038
NEC Capital Solutions, Ltd.	13,600	267,741
Nikkon Holdings Co., Ltd.	31,200	598,990
Nippon Light Metal Holdings Co., Ltd.	288,300	503,569
Nippon Telegraph & Telephone Corp.	54,600	1,273,805
Nisshin Oillio Group, Ltd.	29,700	916,920
Nomura Holdings, Inc.	265,100	1,170,549
Nomura Real Estate Holdings, Inc.	20,700	446,617
NTT DOCOMO, Inc.	33,900	917,635
Obayashi Corp.	99,000	998,718
Osaka Soda Co., Ltd.	9,100	214,513
Sanki Engineering Co., Ltd.	34,800	408,328
Sekisui Chemical Co., Ltd.	71,500	1,069,419
Shin-Etsu Chemical Co., Ltd.	4,800	531,105
Showa Denko KK	19,700	423,397
Sony Corp.	42,800	2,638,528
Starts Corp., Inc.	28,100	579,038
Sumitomo Mitsui Financial Group, Inc.	14,700	466,428
Sumitomo Mitsui Trust Holdings, Inc.	56,400	1,914,752
T&D Holdings, Inc.	140,600	1,364,038
Takasago Thermal Engineering Co., Ltd.	8,100	124,632
Tamron Co., Ltd.	2,700	59,533
TDK Corp.	9,400	895,997
Tokyo Electron, Ltd.	4,800	1,002,776
Tokyu Construction Co., Ltd.	18,100	112,847
Toppan Printing Co., Ltd.	3,200	55,958
Toyo Construction Co., Ltd.	106,300	449,891
Toyo Ink SC Holdings Co., Ltd.	11,600	224,170
Toyota Motor Corp.	57,700	3,788,852
Security Description	Shares	Value
Toyota Tsusho Corp.	26,200	$787,314
TS Tech Co., Ltd.	9,800	253,440
Yellow Hat, Ltd.	15,000	199,996
		44,681,617
LUXEMBOURG — 0.1%
Corestate Capital Holding SA	3,985	179,843
NETHERLANDS — 4.9%
ASM International NV	3,892	447,260
Intertrust NV (a)	18,232	306,135
Koninklijke Ahold Delhaize NV	89,910	2,100,500
Koninklijke Philips NV	27,385	1,172,741
NXP Semiconductors NV	4,300	488,867
Randstad NV	8,403	432,946
Royal Dutch Shell PLC Class A	73,712	1,591,183
Royal Dutch Shell PLC Class B	66,934	1,450,809
Signify NV (a)	29,818	888,471
		8,878,912
NEW ZEALAND — 0.1%
Argosy Property, Ltd.	239,698	211,556
NORWAY — 2.0%
DNB ASA	48,452	811,537
Europris ASA (a)	175,253	585,359
Gjensidige Forsikring ASA	12,216	248,272
Orkla ASA	133,117	1,132,222
SpareBank 1 Nord Norge	33,135	256,388
SpareBank 1 SMN	10,398	104,439
Telenor ASA	30,949	501,419
		3,639,636
SINGAPORE — 0.7%
City Developments, Ltd.	49,200	351,654
United Overseas Bank, Ltd.	48,600	867,439
		1,219,093
SOUTH AFRICA — 0.1%
Anglo American PLC	7,881	185,420
SPAIN — 1.8%
Acciona SA (c)	1,756	222,542
ACS Actividades de Construccion y Servicios SA	33,534	999,932
Endesa SA	11,059	284,570
Iberdrola SA	125,838	1,440,617
Mediaset Espana Comunicacion SA	12,485	63,094
Merlin Properties Socimi SA REIT	4,071	52,541
Telefonica SA	25,414	151,244
		3,214,540
SWEDEN — 4.0%
Atlas Copco AB Class B	3,559	110,295
Axfood AB	26,192	488,398
Bilia AB Class A	65,862	635,607
Inwido AB	42,949	374,482
Lindab International AB	10,728	127,914
Lundin Petroleum AB	4,474	127,725
Nobia AB	36,140	233,715

See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
February 29, 2020 (Unaudited)

Security Description	Shares	Value
Nobina AB (a)	63,842	$447,526
Scandic Hotels Group AB (a)	12,804	120,959
Skanska AB Class B	87,999	1,937,775
Swedish Match AB	33,907	1,989,476
Wihlborgs Fastigheter AB	27,875	535,495
		7,129,367
SWITZERLAND — 10.9%
Coca-Cola HBC AG	16,585	528,902
Conzzeta AG	181	185,108
Landis+Gyr Group AG (b)	2,043	167,074
Nestle SA	35,204	3,622,694
Novartis AG	50,244	4,226,687
Roche Holding AG	15,581	5,009,815
Swiss Life Holding AG	1,333	612,004
Swiss Re AG	20,768	1,975,669
Swisscom AG (c)	3,746	1,999,533
Zehnder Group AG	2,790	130,131
Zurich Insurance Group AG	3,238	1,253,857
		19,711,474
UNITED KINGDOM — 10.7%
3i Group PLC	139,446	1,835,553
Ashtead Group PLC	22,481	704,813
Barratt Developments PLC	115,048	1,135,705
Berkeley Group Holdings PLC	30,066	1,854,201
Coca-Cola European Partners PLC	24,900	1,268,904
Countryside Properties PLC (a)	155,789	947,521
Dialog Semiconductor PLC (b)	12,264	423,082
EMIS Group PLC	25,077	371,473
Forterra PLC (a)	123,121	515,412
GlaxoSmithKline PLC	151,796	3,063,147
Go-Ahead Group PLC	804	20,091
Howden Joinery Group PLC	100,399	830,367
HSBC Holdings PLC (c)	9,557	64,550
Intermediate Capital Group PLC	14,360	296,981
Man Group PLC	261,812	497,161
Mitchells & Butlers PLC (b)	25,664	110,232
Morgan Advanced Materials PLC	158,503	564,964
Morgan Sindall Group PLC	20,975	471,705
Redrow PLC	88,834	863,058
Rio Tinto PLC	20,746	976,713
Smith & Nephew PLC	14,402	323,115
Standard Life Aberdeen PLC (c)	136,837	490,472
Tate & Lyle PLC	95,339	869,347
Vistry Group PLC	51,563	853,305
		19,351,872
TOTAL COMMON STOCKS (Cost $179,877,550)		173,627,570

Security Description	Shares	Value
RIGHTS — 0.0% (d)
SPAIN — 0.0% (d)
ACS Actividades de Construccion y Servicios SA (Expiring 03/03/2020) (b) (c) (Cost: $16,296)	33,534	$14,745
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.57% (e) (f)	2,055,535	2,055,535
State Street Navigator Securities Lending Portfolio II (g) (h)	1,096,895	1,096,895
TOTAL SHORT-TERM INVESTMENTS (Cost $3,152,430)		3,152,430
TOTAL INVESTMENTS — 98.1% (Cost $183,046,276)		176,794,745
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.9%		3,345,581
NET ASSETS — 100.0%		$180,140,326
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.8% of net assets as of February 29, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at February 29, 2020.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended February 29, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at February 29, 2020.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended February 29, 2020 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
February 29, 2020 (Unaudited)

At February 29, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE (long)	18	03/20/2020	$1,816,660	$1,634,400	$(182,260)
During the period ended February 29, 2020, average notional value related to futures contracts was $1,798,308 or 1% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,196,872	$167,430,698	$—	$173,627,570
Rights	14,745	—	—	14,745
Short-Term Investments	3,152,430	—	—	3,152,430
TOTAL INVESTMENTS	$9,364,047	$167,430,698	$—	$176,794,745
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts	(182,260)	—	—	(182,260)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(182,260)	$—	$—	$(182,260)
Affiliate Table
	Number of Shares Held at 8/31/19	Value at 8/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/29/20	Value at 2/29/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,395,857	$3,396,197	$11,797,632	$15,193,926	$97	$—	—	$—	$12,589
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	6,494,780	4,439,245	—	—	2,055,535	2,055,535	2,538
State Street Navigator Securities Lending Portfolio II	1,567,995	1,567,995	17,737,292	18,208,392	—	—	1,096,895	1,096,895	6,049
Total		$4,964,192	$36,029,704	$37,841,563	$97	$—		$3,152,430	$21,176
See accompanying notes to financial statements.

SSGA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
February 29, 2020 (Unaudited)

	State Street Dynamic Small Cap Fund	State Street Defensive Emerging Markets Equity Fund	State Street International Stock Selection Fund
ASSETS
Investments in unaffiliated issuers, at value*	$19,041,030	$43,082,043	$173,642,315
Investments in affiliated issuers, at value	941,263	100	3,152,430
Total Investments	19,982,293	43,082,143	176,794,745
Foreign currency, at value	—	1,415,889	345,220
Cash at broker	45,863	101,920	259,230
Receivable for investments sold	—	1,004,712	9,377,034
Receivable for fund shares sold	691	13,226	74,633
Dividends receivable — unaffiliated issuers	23,381	215,298	326,061
Dividends receivable — affiliated issuers	539	734	1,952
Securities lending income receivable — unaffiliated issuers	52	—	81
Securities lending income receivable — affiliated issuers	280	—	846
Receivable from Adviser	23,736	53,869	66,035
Receivable for foreign taxes recoverable	—	274,537	656,753
Prepaid expenses and other assets	98	257	1,026
TOTAL ASSETS	20,076,933	46,162,585	187,903,616
LIABILITIES
Due to custodian	—	63,975	—
Payable upon return of securities loaned	633,959	—	1,096,895
Payable for investments purchased	—	819,639	5,999,752
Payable for fund shares repurchased	—	30,514	219,752
Payable to broker – variation margin on open futures contracts	35,203	58,320	182,260
Deferred foreign taxes payable	—	55,117	—
Advisory fee payable	13,200	24,843	117,431
Custodian fees payable	6,558	15,784	28,116
Administration fees payable	731	3,241	6,636
Shareholder servicing fee payable	1,587	567	2,048
Distribution fees payable	3,664	8,265	24,243
Trustees’ fees and expenses payable	90	327	1,380
Transfer agent fees payable	7,195	16,273	31,730
Sub-transfer agent fee payable	1,293	531	1,131
Registration and filing fees payable	778	4,331	8,723
Professional fees payable	19,889	21,460	21,422
Printing and postage fees payable	3,374	11,819	19,247
Accrued expenses and other liabilities	2,775	3,914	2,524
TOTAL LIABILITIES	730,296	1,138,920	7,763,290
NET ASSETS	$19,346,637	$45,023,665	$180,140,326
NET ASSETS CONSIST OF:
Paid-in Capital	$19,507,470	$43,180,916	$208,779,452
Total distributable earnings (loss)**	(160,833)	1,842,749	(28,639,126)
NET ASSETS	$19,346,637	$45,023,665	$180,140,326
Class A
Net Assets	$190,896	$34,390	$3,965,181
Shares Outstanding	4,059	6,434	433,080
Net asset value, offering and redemption price per share	$47.03	$5.34	$9.16
Maximum sales charge	5.25%	5.25%	5.25%
Maximum offering price per share	$49.64	$5.64	$9.67
Class I
Net Assets	$1,110,692	$1,347,829	$4,482,161
Shares Outstanding	23,473	250,710	487,578
Net asset value, offering and redemption price per share	$47.32	$5.38	$9.19
Class K
Net Assets	$26,403	$771,845	$54,942,708
Shares Outstanding	557	142,439	5,977,445
Net asset value, offering and redemption price per share	$47.41(a)	$5.42	$9.19
See accompanying notes to financial statements.

SSGA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
February 29, 2020 (Unaudited)

	State Street Dynamic Small Cap Fund	State Street Defensive Emerging Markets Equity Fund	State Street International Stock Selection Fund
Class N
Net Assets	$18,018,646	$42,869,601	$116,750,276
Shares Outstanding	380,341	7,937,921	12,673,063
Net asset value, offering and redemption price per share	$47.37	$5.40	$9.21
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$20,519,360	$42,726,130	$179,893,846
Investments in affiliated issuers	941,263	100	3,152,430
Total cost of investments	$21,460,623	$42,726,230	$183,046,276
Foreign currency, at cost	$—	$1,422,987	$340,467
* Includes investments in securities on loan, at value	$1,011,428	$—	$1,461,026
** Includes deferred foreign taxes	$—	$55,117	$—
(a)	Due to small class size; calculation of net assets value (total net assets/ shares outstanding) will not agree to net asset value shown
See accompanying notes to financial statements.

SSGA FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended February 29, 2020 (Unaudited)

	State Street Dynamic Small Cap Fund	State Street Defensive Emerging Markets Equity Fund	State Street International Stock Selection Fund
INVESTMENT INCOME
Interest income — unaffiliated issuers	$93	$526	$180
Dividend income — unaffiliated issuers	201,261	614,148	2,018,302
Dividend income — affiliated issuers	2,669	5,854	15,127
Unaffiliated securities lending income	570	3	2,406
Affiliated securities lending income	3,272	48	6,049
Foreign taxes withheld	(53)	(79,730)	(1,572)
TOTAL INVESTMENT INCOME (LOSS)	207,812	540,849	2,040,492
EXPENSES
Advisory fee	77,856	191,932	750,945
Administration fees	5,190	12,795	50,063
Shareholder servicing fees
Class N	2,126	5,844	15,336
Distribution fees
Class A	261	52	5,478
Class N	21,746	54,789	150,021
Custodian fees	17,026	52,277	82,581
Trustees’ fees and expenses	9,232	9,692	11,787
Transfer agent fees	11,718	30,745	64,116
Sub-transfer agent fee
Class A	120	—	4,382
Class I	—	715	2,716
Registration and filing fees	33,409	36,468	33,984
Professional fees and expenses	16,998	18,886	20,329
Printing and postage fees	1,834	7,862	15,308
Insurance expense	146	384	1,531
Miscellaneous expenses	3,094	31,783	5,730
TOTAL EXPENSES	200,756	454,224	1,214,307
Expenses waived/reimbursed by the Adviser	(88,267)	(136,915)	(285,430)
NET EXPENSES	112,489	317,309	928,877
NET INVESTMENT INCOME (LOSS)	$95,323	$223,540	$1,111,615
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	1,723,541	1,587,811	(2,963,617)
Investments — affiliated issuers	38	73	97
Foreign currency transactions	—	8,656	29,931
Futures contracts	27,884	(41,548)	213,908
Net realized gain (loss)	1,751,463	1,554,992	(2,719,681)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(1,130,835)	(3,004,677)	(35,064)
Investments — affiliated issuers	17	—	—
Foreign currency translations	—	(17,591)	3,651
Futures contracts	(29,227)	(18,372)	(189,648)
Net change in unrealized appreciation/depreciation	(1,160,045)	(3,040,640)	(221,061)
NET REALIZED AND UNREALIZED GAIN (LOSS)	591,418	(1,485,648)	(2,940,742)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$686,741	$(1,262,108)	$(1,829,127)
* Includes foreign capital gain taxes	$—	$(27,677)	$—
** Includes foreign deferred taxes	$—	$(6,274)	$—
See accompanying notes to financial statements.

SSGA FUNDS
Statements of Changes in Net Assets

	State Street Dynamic Small Cap Fund
	Six Months Ended 2/29/20 (Unaudited)	Year Ended 8/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$95,323	$233,499
Net realized gain (loss)	1,751,463	(473,153)
Net change in unrealized appreciation/depreciation	(1,160,045)	(3,627,912)
Net increase (decrease) in net assets resulting from operations	686,741	(3,867,566)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(2,153)	(2,466)
Class I	(15,571)	(19,441)
Class K	(370)	(176)
Class N	(206,660)	(218,012)
Total distributions to shareholders	(224,754)	(240,095)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A
Proceeds from sale of shares sold	3,932	17,732
Reinvestment of distributions	2,009	2,335
Cost of shares redeemed	(23,782)	(44,666)
Net increase (decrease) from capital share transactions	(17,841)	(24,599)
Class I
Proceeds from sale of shares sold	102,773	89,485
Reinvestment of distributions	14,844	19,165
Cost of shares redeemed	(332,528)	(207,903)
Net increase (decrease) from capital share transactions	(214,911)	(99,253)
Class K
Proceeds from sale of shares sold	2,139	11,566
Reinvestment of distributions	190	3
Cost of shares redeemed	(40)	(10)
Net increase (decrease) from capital share transactions	2,289	11,559
Class N
Proceeds from sale of shares sold	196,324	533,656
Reinvestment of distributions	195,991	208,312
Cost of shares redeemed	(561,522)	(4,022,256)
Net increase (decrease) from capital share transactions	(169,207)	(3,280,288)
Net increase (decrease) in net assets from beneficial interest transactions	(399,670)	(3,392,581)
Net increase (decrease) in net assets during the period	62,317	(7,500,242)
Net assets at beginning of period	19,284,320	26,784,562
NET ASSETS AT END OF PERIOD	$19,346,637	$19,284,320
SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	79	364
Reinvestment of distributions	39	57
Shares redeemed	(480)	(947)
Net increase (decrease) from capital share transactions	(362)	(526)
Class I
Shares sold	1,955	2,021
Reinvestment of distributions	286	466
Shares redeemed	(6,684)	(4,474)
Net increase (decrease) from capital share transactions	(4,443)	(1,987)
Class K
Shares sold	44	242
Reinvestment of distributions	4	—
Shares redeemed	(1)	—
Net increase (decrease) from capital share transactions	47	242
Class N
Shares sold	3,812	11,306
Reinvestment of distributions	3,773	5,055
Shares redeemed	(10,820)	(85,140)
Net increase (decrease) from capital share transactions	(3,235)	(68,779)
See accompanying notes to financial statements.

SSGA FUNDS
Statements of Changes in Net Assets  (continued)

	State Street Defensive Emerging Markets Equity Fund
	Six Months Ended 2/29/20 (Unaudited)	Year Ended 8/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$223,540	$2,066,889
Net realized gain (loss)	1,554,992	3,422,026
Net change in unrealized appreciation/depreciation	(3,040,640)	(8,686,714)
Net increase (decrease) in net assets resulting from operations	(1,262,108)	(3,197,799)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(2,450)	(10,784)
Class I	(103,956)	(836,047)
Class K	(58,644)	(196,466)
Class N	(3,166,755)	(12,415,797)
Total distributions to shareholders	(3,331,805)	(13,459,094)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A
Proceeds from sale of shares sold	—	3,000
Reinvestment of distributions	2,233	9,906
Cost of shares redeemed	(16,350)	—
Net increase (decrease) from capital share transactions	(14,117)	12,906
Class I
Proceeds from sale of shares sold	4,713,324	12,836,193
Reinvestment of distributions	94,562	819,771
Cost of shares redeemed	(4,692,261)	(12,897,225)
Net increase (decrease) from capital share transactions	115,625	758,739
Class K
Proceeds from sale of shares sold	16,399	40,155
Reinvestment of distributions	58,417	195,578
Cost of shares redeemed	(48,094)	(122,741)
Net increase (decrease) from capital share transactions	26,722	112,992
Class N
Proceeds from sale of shares sold	613,413	4,194,174
Reinvestment of distributions	3,103,681	12,065,170
Cost of shares redeemed	(6,300,708)	(17,359,393)
Net increase (decrease) from capital share transactions	(2,583,614)	(1,100,049)
Net increase (decrease) in net assets from beneficial interest transactions	(2,455,384)	(215,412)
Net increase (decrease) in net assets during the period	(7,049,297)	(16,872,305)
Net assets at beginning of period	52,072,962	68,945,267
NET ASSETS AT END OF PERIOD	$45,023,665	$52,072,962
SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	—	484
Reinvestment of distributions	374	1,702
Shares redeemed	(2,703)	—
Net increase (decrease) from capital share transactions	(2,329)	2,186
Class I
Shares sold	772,891	1,910,009
Reinvestment of distributions	15,760	139,654
Shares redeemed	(776,792)	(2,006,105)
Net increase (decrease) from capital share transactions	11,859	43,558
Class K
Shares sold	2,731	6,405
Reinvestment of distributions	9,656	33,149
Shares redeemed	(7,991)	(19,782)
Net increase (decrease) from capital share transactions	4,396	19,772
Class N
Shares sold	101,474	626,840
Reinvestment of distributions	514,707	2,051,900
Shares redeemed	(1,038,180)	(2,598,101)
Net increase (decrease) from capital share transactions	(421,999)	80,639
See accompanying notes to financial statements.

SSGA FUNDS
Statements of Changes in Net Assets  (continued)

	State Street International Stock Selection Fund
	Six Months Ended 2/29/20 (Unaudited)	Year Ended 8/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,111,615	$6,616,406
Net realized gain (loss)	(2,719,681)	(14,998,466)
Net change in unrealized appreciation/depreciation	(221,061)	(8,781,954)
Net increase (decrease) in net assets resulting from operations	(1,829,127)	(17,164,014)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(138,939)	(339,292)
Class I	(169,932)	(133,041)
Class K	(2,160,699)	(3,577,431)
Class N	(4,443,899)	(8,560,102)
Total distributions to shareholders	(6,913,469)	(12,609,866)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A
Proceeds from sale of shares sold	257,580	1,202,213
Reinvestment of distributions	138,939	338,842
Cost of shares redeemed	(385,688)	(3,551,157)
Net increase (decrease) from capital share transactions	10,831	(2,010,102)
Class I
Proceeds from sale of shares sold	182,579	2,463,078
Reinvestment of distributions	169,933	132,543
Cost of shares redeemed	(254,758)	(332,586)
Net increase (decrease) from capital share transactions	97,754	2,263,035
Class K
Proceeds from sale of shares sold	6,967,599	6,974,794
Reinvestment of distributions	2,160,699	3,576,930
Cost of shares redeemed	(4,618,079)	(16,460,811)
Net increase (decrease) from capital share transactions	4,510,219	(5,909,087)
Class N
Proceeds from sale of shares sold	1,993,069	7,397,993
Reinvestment of distributions	4,365,496	8,435,996
Cost of shares redeemed	(15,097,761)	(44,915,136)
Net increase (decrease) from capital share transactions	(8,739,196)	(29,081,147)
Net increase (decrease) in net assets from beneficial interest transactions	(4,120,392)	(34,737,301)
Net increase (decrease) in net assets during the period	(12,862,988)	(64,511,181)
Net assets at beginning of period	193,003,314	257,514,495
NET ASSETS AT END OF PERIOD	$180,140,326	$193,003,314
SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	25,660	119,308
Reinvestment of distributions	13,450	37,608
Shares redeemed	(38,429)	(356,971)
Net increase (decrease) from capital share transactions	681	(200,055)
Class I
Shares sold	18,210	264,974
Reinvestment of distributions	16,387	14,678
Shares redeemed	(24,713)	(32,910)
Net increase (decrease) from capital share transactions	9,884	246,742
Class K
Shares sold	690,193	699,588
Reinvestment of distributions	208,562	396,116
Shares redeemed	(448,529)	(1,692,438)
Net increase (decrease) from capital share transactions	450,226	(596,734)
Class N
Shares sold	195,477	734,901
Reinvestment of distributions	420,163	932,154
Shares redeemed	(1,492,757)	(4,451,467)
Net increase (decrease) from capital share transactions	(877,117)	(2,784,412)
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights
Selected data for a share outstanding throughout each period

	State Street Dynamic Small Cap Fund Class A
	Six Months Ended 2/29/20 (Unaudited)	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17	Year Ended 8/31/16	Year Ended 8/31/15
Net asset value, beginning of period	$46.00	$54.62	$45.02	$40.42	$37.21	$37.32
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.19	0.45	0.44	0.18	0.17	0.19
Net realized and unrealized gain (loss)	1.38	(8.58)	9.40	4.50	3.33	(0.13)
Total from investment operations	1.57	(8.13)	9.84	4.68	3.50	0.06
Contribution from Adviser (Note 4)	—	—	0.01	—	—	—
Distributions to shareholders from:
Net investment income	(0.54)	(0.49)	(0.25)	(0.08)	(0.29)	(0.17)
Net asset value, end of period	$47.03	$46.00	$54.62	$45.02	$40.42	$37.21
Total return (c)	3.30%	(14.77)%	21.94%(d)	11.58%	9.48%	0.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$191	$203	$270	$354	$170	$10
Ratios to Average Net Assets:
Total expenses (b)	2.06%(e)	1.95%	2.09%	2.09%	2.39%	2.28%
Net expenses (b)	1.21%(e)	1.19%	1.15%	1.20%	1.22%	1.30%
Net investment income (loss) (b)	0.77%(e)	0.95%	0.88%	0.40%	0.46%	0.49%
Portfolio turnover rate	72%(f)	102%	110%	94%	115%	73%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Adviser had not made a contribution during the year ended August 31, 2018, the total return would have been 21.92%.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street Dynamic Small Cap Fund Class I
	Six Months Ended 2/29/20 (Unaudited)	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17	Year Ended 8/31/16	Year Ended 8/31/15
Net asset value, beginning of period	$46.31	$55.01	$45.25	$40.54	$37.25	$37.33
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.29	0.62	0.55	0.27	0.24	0.25
Net realized and unrealized gain (loss)	1.39	(8.67)	9.49	4.54	3.36	(0.10)
Total from investment operations	1.68	(8.05)	10.04	4.81	3.60	0.15
Contribution from Adviser (Note 4)	—	—	0.01	—	—	—
Distributions to shareholders from:
Net investment income	(0.67)	(0.65)	(0.29)	(0.10)	(0.31)	(0.23)
Net asset value, end of period	$47.32	$46.31	$55.01	$45.25	$40.54	$37.25
Total return (c)	3.51%	(14.49)%	22.29%(d)	11.88%	9.75%	0.40%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,111	$1,293	$1,645	$1,312	$1,703	$1,282
Ratios to Average Net Assets:
Total expenses (b)	1.70%(e)	1.62%	1.79%	1.85%	2.14%	2.03%
Net expenses (b)	0.85%(e)	0.85%	0.85%	0.97%	0.98%	1.05%
Net investment income (loss) (b)	1.15%(e)	1.29%	1.10%	0.61%	0.65%	0.65%
Portfolio turnover rate	72%(f)	102%	110%	94%	115%	73%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Adviser had not made a contribution during the year ended August 31, 2018, the total return would have been 22.27%.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street Dynamic Small Cap Fund Class K
	Six Months Ended 2/29/20 (Unaudited)	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17	Year Ended 8/31/16	Year Ended 8/31/15
Net asset value, beginning of period	$46.40	$55.11	$45.36	$40.67	$37.33	$37.34
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.29	0.68	0.56	0.34	0.32	0.36
Net realized and unrealized gain (loss)	1.39	(8.74)	9.50	4.53	3.37	(0.13)
Total from investment operations	1.68	(8.06)	10.06	4.87	3.69	0.23
Contribution from Adviser (Note 4)	—	—	0.01	—	—	—
Distributions to shareholders from:
Net investment income	(0.67)	(0.65)	(0.32)	(0.18)	(0.35)	(0.24)
Net asset value, end of period	$47.41	$46.40	$55.11	$45.36	$40.67	$37.33
Total return (c)	3.50%	(14.48)%	22.30%(d)	11.98%	9.97%	0.61%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$26	$24	$15	$12	$11	$10
Ratios to Average Net Assets:
Total expenses (b)	1.70%(e)	1.61%	1.79%	1.73%	1.94%	1.83%
Net expenses (b)	0.85%(e)	0.84%	0.86%	0.85%	0.78%	0.85%
Net investment income (loss) (b)	1.15%(e)	1.42%	1.12%	0.77%	0.85%	0.94%
Portfolio turnover rate	72%(f)	102%	110%	94%	115%	73%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Adviser had not made a contribution during the year ended August 31, 2018, the total return would have been 22.28%.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street Dynamic Small Cap Fund Class N
	Six Months Ended 2/29/20 (Unaudited)	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17	Year Ended 8/31/16	Year Ended 8/31/15
Net asset value, beginning of period	$46.31	$54.95	$45.27	$40.60	$37.26	$37.33
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.23	0.49	0.44	0.22	0.22	0.27
Net realized and unrealized gain (loss)	1.38	(8.63)	9.48	4.54	3.38	(0.14)
Total from investment operations	1.61	(8.14)	9.92	4.76	3.60	0.13
Contribution from Adviser (Note 4)	—	—	0.01	—	—	—
Distributions to shareholders from:
Net investment income	(0.55)	(0.50)	(0.25)	(0.09)	(0.26)	(0.20)
Net asset value, end of period	$47.37	$46.31	$54.95	$45.27	$40.60	$37.26
Total return (c)	3.36%	(14.70)%	21.99%(d)	11.74%	9.72%	0.33%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$18,019	$17,764	$24,855	$25,482	$29,353	$22,508
Ratios to Average Net Assets:
Total expenses (b)	1.95%(e)	1.87%	2.04%	1.98%	2.18%	2.08%
Net expenses (b)	1.10%(e)	1.10%	1.10%	1.10%	1.02%	1.10%
Net investment income (loss) (b)	0.90%(e)	1.03%	0.88%	0.50%	0.58%	0.72%
Portfolio turnover rate	72%(f)	102%	110%	94%	115%	73%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Adviser had not made a contribution during the year ended August 31, 2018, the total return would have been 21.97%.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street Defensive Emerging Markets Equity Fund Class A
	Six Months Ended 2/29/20 (Unaudited)	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17	Year Ended 8/31/16	Year Ended 8/31/15
Net asset value, beginning of period	$5.90	$7.96	$8.50	$7.48	$9.29	$19.22
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.03	0.24	0.22	0.11	0.14	0.26
Net realized and unrealized gain (loss) (c)	(0.19)	(0.66)	(0.33)	1.03	0.04	(3.97)
Total from investment operations	(0.16)	(0.42)	(0.11)	1.14	0.18	(3.71)
Contribution from Adviser (Note 4)	—	—	0.01	—	—	—
Distributions to shareholders from:
Net investment income	(0.15)	(0.33)	(0.13)	(0.12)	—	(0.38)
Net realized gains	(0.25)	(1.31)	(0.31)	—	(1.99)	(5.84)
Total distributions	(0.40)	(1.64)	(0.44)	(0.12)	(1.99)	(6.22)
Net asset value, end of period	$5.34	$5.90	$7.96	$8.50	$7.48	$9.29
Total return (d)	(3.18)%	(5.00)%	(1.31)%(e)	15.57%	3.35%	(22.73)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$34	$52	$52	$53	$46	$19
Ratios to Average Net Assets:
Total expenses (b)	1.78%(f)	1.76%	1.62%	1.77%	1.69%	1.59%
Net expenses (b)	1.25%(f)	1.25%	1.25%	1.37%	1.41%	1.45%
Net investment income (loss) (b)	0.91%(f)	3.63%	2.70%	1.42%	1.88%	2.19%
Portfolio turnover rate	21%(g)	39%	51%	38%	101%	78%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	If the Adviser had not made a contribution during theperiod ended August 31, 2018, the total return would have been (1.44)%.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street Defensive Emerging Markets Equity Fund Class I
	Six Months Ended 2/29/20 (Unaudited)	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17	Year Ended 8/31/16	Year Ended 8/31/15
Net asset value, beginning of period	$5.94	$8.03	$8.57	$7.52	$9.30	$19.23
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.03	0.21	0.26	0.14	0.14	0.20
Net realized and unrealized gain (loss) (c)	(0.17)	(0.64)	(0.35)	1.02	0.07	(3.88)
Total from investment operations	(0.14)	(0.43)	(0.09)	1.16	0.21	(3.68)
Contribution from Adviser (Note 4)	—	—	0.01	—	—	—
Distributions to shareholders from:
Net investment income	(0.17)	(0.35)	(0.15)	(0.11)	—	(0.41)
Net realized gains	(0.25)	(1.31)	(0.31)	—	(1.99)	(5.84)
Total distributions	(0.42)	(1.66)	(0.46)	(0.11)	(1.99)	(6.25)
Net asset value, end of period	$5.38	$5.94	$8.03	$8.57	$7.52	$9.30
Total return (d)	(3.07)%	(5.13)%	(1.15)%(e)	15.96%	3.70%	(22.56)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,348	$1,418	$1,568	$1,496	$1,523	$1,447
Ratios to Average Net Assets:
Total expenses (b)	1.63%(f)	1.57%	1.37%	1.51%	1.46%	1.34%
Net expenses (b)	1.09%(f)	1.06%	1.00%	1.11%	1.18%	1.20%
Net investment income (loss) (b)	0.96%(f)	3.20%	3.15%	1.81%	1.80%	1.83%
Portfolio turnover rate	21%(g)	39%	51%	38%	101%	78%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	If the Adviser had not made a contribution during theperiod ended August 31, 2018, the total return would have been (1.27)%.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street Defensive Emerging Markets Equity Fund Class K
	Six Months Ended 2/29/20 (Unaudited)	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17	Year Ended 8/31/16	Year Ended 8/31/15
Net asset value, beginning of period	$5.98	$8.05	$8.60	$7.55	$9.31	$19.23
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.03	0.25	0.20	0.15	0.20	0.23
Net realized and unrealized gain (loss) (c)	(0.17)	(0.66)	(0.30)	1.03	0.03	(3.89)
Total from investment operations	(0.14)	(0.41)	(0.10)	1.18	0.23	(3.66)
Contribution from Adviser (Note 4)	—	—	0.01	—	—	—
Distributions to shareholders from:
Net investment income	(0.17)	(0.35)	(0.15)	(0.13)	—	(0.42)
Net realized gains	(0.25)	(1.31)	(0.31)	—	(1.99)	(5.84)
Total distributions	(0.42)	(1.66)	(0.46)	(0.13)	(1.99)	(6.26)
Net asset value, end of period	$5.42	$5.98	$8.05	$8.60	$7.55	$9.31
Total return (d)	(3.01)%	(4.82)%	(1.22)%(e)	16.02%	4.07%	(22.49)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$772	$826	$952	$2,243	$2,701	$5
Ratios to Average Net Assets:
Total expenses (b)	1.53%(f)	1.51%	1.37%	1.40%	1.20%	1.15%
Net expenses (b)	1.00%(f)	1.00%	1.00%	1.00%	0.92%	1.01%
Net investment income (loss) (b)	1.12%(f)	3.80%	2.29%	1.93%	2.86%	1.78%
Portfolio turnover rate	21%(g)	39%	51%	38%	101%	78%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	If the Adviser had not made a contribution during theperiod ended August 31, 2018, the total return would have been (1.35)%.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street Defensive Emerging Markets Equity Fund Class N
	Six Months Ended 2/29/20 (Unaudited)	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17	Year Ended 8/31/16	Year Ended 8/31/15
Net asset value, beginning of period	$5.95	$8.02	$8.56	$7.52	$9.30	$19.22
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.03	0.23	0.21	0.12	0.13	0.20
Net realized and unrealized gain (loss) (c)	(0.17)	(0.66)	(0.32)	1.03	0.08	(3.89)
Total from investment operations	(0.14)	(0.43)	(0.11)	1.15	0.21	(3.69)
Contribution from Adviser (Note 4)	—	—	0.01	—	—	—
Distributions to shareholders from:
Net investment income	(0.16)	(0.33)	(0.13)	(0.11)	—	(0.39)
Net realized gains	(0.25)	(1.31)	(0.31)	—	(1.99)	(5.84)
Total distributions	(0.41)	(1.64)	(0.44)	(0.11)	(1.99)	(6.23)
Net asset value, end of period	$5.40	$5.95	$8.02	$8.56	$7.52	$9.30
Total return (d)	(3.11)%	(5.16)%	(1.29)%(e)	15.58%	3.83%	(22.67)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$42,870	$49,777	$66,373	$86,670	$107,308	$171,885
Ratios to Average Net Assets:
Total expenses (b)	1.78%(f)	1.76%	1.62%	1.65%	1.48%	1.40%
Net expenses (b)	1.25%(f)	1.25%	1.25%	1.25%	1.21%	1.25%
Net investment income (loss) (b)	0.87%(f)	3.47%	2.56%	1.60%	1.71%	1.54%
Portfolio turnover rate	21%(g)	39%	51%	38%	101%	78%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	If the Adviser had not made a contribution during theperiod ended August 31, 2018, the total return would have been (1.41)%.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street International Stock Selection Fund Class A
	Six Months Ended 2/29/20 (Unaudited)	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17	Year Ended 8/31/16	Year Ended 8/31/15
Net asset value, beginning of period	$9.59	$10.96	$11.76	$10.05	$10.64	$11.23
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.04	0.22	0.26	0.27	0.27	0.24
Net realized and unrealized gain (loss)	(0.15)	(1.07)	(0.63)	1.69	(0.58)	(0.73)
Total from investment operations	(0.11)	(0.85)	(0.37)	1.96	(0.31)	(0.49)
Distributions to shareholders from:
Net investment income	(0.32)	(0.52)	(0.43)	(0.25)	(0.28)	(0.10)
Net asset value, end of period	$9.16	$9.59	$10.96	$11.76	$10.05	$10.64
Total return (c)	(1.48)%	(7.46)%	(3.35)%	19.95%	(2.89)%	(4.39)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,965	$4,148	$6,933	$6,679	$284	$16
Ratios to Average Net Assets:
Total expenses (b)	1.49%(d)	1.49%	1.49%	1.31%	1.46%	1.40%
Net expenses (b)	1.20%(d)	1.22%	1.25%	1.07%	1.19%	1.20%
Net investment income (loss) (b)	0.84%(d)	2.19%	2.28%	2.51%	2.73%	2.16%
Portfolio turnover rate	53%(e)	125%	72%	94%	105%	60%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street International Stock Selection Fund Class I
	Six Months Ended 2/29/20 (Unaudited)	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17	Year Ended 8/31/16	Year Ended 8/31/15
Net asset value, beginning of period	$9.65	$11.05	$11.81	$10.10	$10.65	$11.24
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.06	0.34	0.44	0.25	0.25	0.29
Net realized and unrealized gain (loss)	(0.16)	(1.17)	(0.74)	1.74	(0.53)	(0.76)
Total from investment operations	(0.10)	(0.83)	(0.30)	1.99	(0.28)	(0.47)
Distributions to shareholders from:
Net investment income	(0.36)	(0.57)	(0.46)	(0.28)	(0.27)	(0.12)
Net asset value, end of period	$9.19	$9.65	$11.05	$11.81	$10.10	$10.65
Total return (c)	(1.42)%	(7.03)%	(2.84)%	20.23%	(2.60)%	(4.21)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,482	$4,610	$2,551	$594	$432	$499
Ratios to Average Net Assets:
Total expenses (b)	1.15%(d)	1.12%	1.00%	1.09%	1.21%	1.16%
Net expenses (b)	0.86%(d)	0.84%	0.76%	0.85%	0.94%	0.95%
Net investment income (loss) (b)	1.17%(d)	3.38%	3.84%	2.33%	2.45%	2.61%
Portfolio turnover rate	53%(e)	125%	72%	94%	105%	60%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street International Stock Selection Fund Class K
	Six Months Ended 2/29/20 (Unaudited)	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17	Year Ended 8/31/16	Year Ended 8/31/15
Net asset value, beginning of period	$9.65	$11.04	$11.82	$10.12	$10.67	$11.24
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.06	0.31	0.32	0.25	0.28	0.28
Net realized and unrealized gain (loss)	(0.15)	(1.12)	(0.64)	1.75	(0.54)	(0.73)
Total from investment operations	(0.09)	(0.81)	(0.32)	2.00	(0.26)	(0.45)
Distributions to shareholders from:
Net investment income	(0.37)	(0.58)	(0.46)	(0.30)	(0.29)	(0.12)
Net asset value, end of period	$9.19	$9.65	$11.04	$11.82	$10.12	$10.67
Total return (c)	(1.33)%	(6.98)%	(2.80)%	20.25%	(2.44)%	(4.01)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$54,943	$53,350	$67,632	$80,137	$75,816	$9
Ratios to Average Net Assets:
Total expenses (b)	1.04%(d)	1.03%	0.99%	0.99%	0.99%	0.96%
Net expenses (b)	0.75%(d)	0.75%	0.75%	0.75%	0.73%	0.75%
Net investment income (loss) (b)	1.27%(d)	3.07%	2.72%	2.37%	2.79%	2.54%
Portfolio turnover rate	53%(e)	125%	72%	94%	105%	60%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street International Stock Selection Fund Class N
	Six Months Ended 2/29/20 (Unaudited)	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17	Year Ended 8/31/16	Year Ended 8/31/15
Net asset value, beginning of period	$9.66	$11.04	$11.81	$10.11	$10.65	$11.24
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.05	0.29	0.29	0.21	0.24	0.25
Net realized and unrealized gain (loss)	(0.15)	(1.12)	(0.63)	1.76	(0.52)	(0.74)
Total from investment operations	(0.10)	(0.83)	(0.34)	1.97	(0.28)	(0.49)
Distributions to shareholders from:
Net investment income	(0.35)	(0.55)	(0.43)	(0.27)	(0.26)	(0.10)
Net asset value, end of period	$9.21	$9.66	$11.04	$11.81	$10.11	$10.65
Total return (c)	(1.48)%	(7.19)%	(3.06)%	20.04%	(2.61)%	(4.31)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$116,750	$130,895	$180,398	$213,660	$228,594	$325,556
Ratios to Average Net Assets:
Total expenses (b)	1.28%(d)	1.28%	1.23%	1.24%	1.26%	1.20%
Net expenses (b)	1.00%(d)	1.00%	1.00%	1.00%	0.99%	1.00%
Net investment income (loss) (b)	1.05%(d)	2.85%	2.49%	1.98%	2.41%	2.26%
Portfolio turnover rate	53%(e)	125%	72%	94%	105%	60%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS
February 29, 2020 (Unaudited)

1.    Organization
The SSGA Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of February 29, 2020, the Trust consists of four (4) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.001 par value. The financial statements herein relate to the following series (each, a “Fund”, and collectively, the “Funds”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Dynamic Small Cap Fund	Class A Class I Class K Class N	July 7, 2014 July 7, 2014 July 7, 2014 July 1, 1992	Diversified
State Street Defensive Emerging Markets Equity Fund	Class A Class I Class K Class N	July 7, 2014 July 7, 2014 July 7, 2014 March 1, 1994	Diversified
State Street International Stock Selection Fund	Class A Class I Class K Class N	July 7, 2014 July 7, 2014 July 7, 2014 March 7, 1995	Diversified
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase. Class I, Class K and Class N shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
February 29, 2020 (Unaudited)

Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. At February 29, 2020, the independent fair value service was used for certain foreign securities in the State Street Defensive Emerging Markets Equity Fund and State Street International Stock Selection Fund. These securities were classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of February 29, 2020, is disclosed in each Fund’s respective Schedule of Investments.

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
February 29, 2020 (Unaudited)

Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in Real Estate Investment Trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate a portion of the capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of February 29, 2020, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
February 29, 2020 (Unaudited)

clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended February 29, 2020, the following Funds entered into futures contracts for the strategies listed below:
Funds	Strategies
State Street Dynamic Small Cap Fund	Exposing cash reserves to markets
State Street Defensive Emerging Markets Equity Fund	Exposing cash reserves to markets
State Street International Stock Selection Fund	Exposing cash reserves to markets
The following tables summarize the value of the Funds' derivative instruments as of February 29, 2020, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Dynamic Small Cap Fund
Futures Contracts	$—	$—	$—	$(35,203)	$—	$(35,203)
State Street Defensive Emerging Markets Equity Fund
Futures Contracts	—	—	—	(58,320)	—	(58,320)
State Street International Stock Selection Fund
Futures Contracts	—	—	—	(182,260)	—	(182,260)
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Dynamic Small Cap Fund
Futures Contracts	$—	$—	$—	$27,884	$—	$27,884
State Street Defensive Emerging Markets Equity Fund
Futures Contracts	—	—	—	(41,548)	—	(41,548)
State Street International Stock Selection Fund
Futures Contracts	—	—	—	213,908	—	213,908

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
February 29, 2020 (Unaudited)

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Dynamic Small Cap Fund
Futures Contracts	$—	$—	$—	$(29,227)	$—	$(29,227)
State Street Defensive Emerging Markets Equity Fund
Futures Contracts	—	—	—	(18,372)	—	(18,372)
State Street International Stock Selection Fund
Futures Contracts	—	—	—	(189,648)	—	(189,648)
4.    Fees and Transactions with Affiliates
Advisory Fees
SSGA FM manages the Funds pursuant to an Investment Advisory Agreement between the Trust and the Adviser. The Adviser is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly owned subsidiary of State Street Corporation. The Adviser and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Adviser directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For its services, each Fund pays the Adviser an annual management fee, calculated daily and paid monthly, at the following annual rates of their average daily net assets:
Annual Rate
State Street Dynamic Small Cap Fund	0.75%
State Street Defensive Emerging Markets Equity Fund	0.75
State Street International Stock Selection Fund	0.75
The Adviser is contractually obligated until December 31, 2020, to waive its management fee and/or to reimburse each Fund for expenses to the extent that total annual Fund operating expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed the following percent of average daily net assets on an annual basis as follows:
Expense Limitations
State Street Dynamic Small Cap Fund	0.85%
State Street Defensive Emerging Markets Equity Fund	1.00
State Street International Stock Selection Fund	0.75
This waiver and/or reimbursement may not be terminated with respect to a Fund prior to December 31, 2020 except with the approval of the Board. This waiver and/or reimbursement supersedes any prior voluntary waiver or reimbursement arrangements for the Funds specifically named above and may, at the Adviser’s option, continue after the dates designated above.
The total amounts of waivers for the period ended February 29, 2020 are detailed in the following table.
Funds	Amount Waived or Reimbursed
State Street Dynamic Small Cap Fund	$87,229
State Street Defensive Emerging Markets Equity Fund	134,356

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
February 29, 2020 (Unaudited)

Funds	Amount Waived or Reimbursed
State Street International Stock Selection Fund	$275,418
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly. SSGA FM has contractually agreed to waive 0.01% of its administration fee. The waiver may not be terminated or modified except with the approval of the Board. For the period ended February 29, 2020, the total administration fees waived pursuant to the waiver agreement were as follows:
Amount Waived
State Street Dynamic Small Cap Fund	$1,038
State Street Defensive Emerging Markets Equity Fund	2,559
State Street International Stock Selection Fund	10,013
The Adviser and the Funds each bear a portion of the fee paid to State Street for providing sub-administration and custodian services with respect to the Funds.
Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”) an affiliate of the Adviser, serves as the distributor of the Trust.
The Funds, with the exception of the State Street Defensive Emerging Markets Equity Fund Class N shares, adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which a Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A and Class N shares and for services provided to shareholders in those classes (the “Plan”).
The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of a Fund’s net assets attributable to its Class A shares and 0.25% of a Fund’s net assets attributable to its Class N shares. In addition to payments under the Plan, the Funds may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
With respect to the Class N shares of the State Street Defensive Emerging Markets Equity Fund, the Trust has adopted a distribution plan pursuant to Rule 12b-1 (the “Historical Class N Plan”) under the 1940 Act. Under the Historical Class N Plan, the Trust is authorized to make payments to the Distributor, or any shareholder servicing agent, for services in connection with the distribution of Class N shares of the State Street Defensive Emerging Markets Equity Fund and the servicing of investor accounts. Payments to the Distributor for the sale and distribution of these Class N shares are not permitted to exceed 0.25% of the State Street Defensive Emerging Markets Equity Fund’s average annual net assets. Payments to financial intermediaries providing shareholder services to the Fund are not permitted by the Historical Class N Plan to exceed 0.20% of average annual net assets.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended December 7, 2018.

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
February 29, 2020 (Unaudited)

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended February 29, 2020 are disclosed in the Funds' respective Schedules of Investments.
On February 26, 2018, the Adviser agreed to make a contribution of $126,543 to the State Street Defensive Emerging Markets Equity Fund in connection with a portfolio matter. On March 21, 2018, the Adviser agreed to make a contribution of $6,362 to the State Street Dynamic Small Cap Fund in connection with a portfolio matter.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended February 29, 2020, were as follows:
	Purchases	Sales
State Street Dynamic Small Cap Fund	$15,278,814	$14,457,023
State Street Defensive Emerging Markets Equity Fund	10,039,340	15,452,733
State Street International Stock Selection Fund	102,968,328	114,409,767
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of August 31, 2019, SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of February 29, 2020, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
February 29, 2020 (Unaudited)

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Dynamic Small Cap Fund	$21,466,489	$886,965	$2,406,372	$(1,519,407)
State Street Defensive Emerging Markets Equity Fund	42,879,394	5,755,254	5,610,825	144,429
State Street International Stock Selection Fund	184,142,149	5,051,700	12,581,364	(7,529,664)
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of February 29, 2020, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of February 29, 2020:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Dynamic Small Cap Fund	$ 1,011,428	$ 633,959	$ 400,361	$ 1,034,320
State Street International Stock Selection Fund	1,461,026	1,096,895	486,714	1,583,609
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
		Remaining Contractual Maturity of the Agreements As of February 29, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Dynamic Small Cap Fund	Common Stocks	$633,959	$—	$—	$—	$633,959	$633,959
State Street International Stock Selection Fund	Common Stocks	1,096,895	—	—	—	1,096,895	1,096,895

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
February 29, 2020 (Unaudited)

9.    Line of Credit
The Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Funds had no outstanding loans as of February 29, 2020.
10.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which a Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SSGA FUNDS
OTHER INFORMATION
February 29, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from September 1, 2019 to February 29, 2020.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Dynamic Small Cap Fund
Class A	1.21%	$1,033.00	$6.12	$1,018.80	$6.07
Class I	0.85	1,035.10	4.30	1,020.60	4.27
Class K	0.85	1,035.00	4.30	1,020.60	4.27
Class N	1.10	1,033.60	5.56	1,019.40	5.52
State Street Defensive Emerging Markets Equity Fund
Class A	1.25	968.20	6.12	1,018.60	6.27
Class I	1.09	969.30	5.34	1,019.40	5.47
Class K	1.00	969.90	4.90	1,019.90	5.02
Class N	1.25	968.90	6.12	1,018.60	6.27
State Street International Stock Selection Fund
Class A	1.20	985.20	5.92	1,018.90	6.02
Class I	0.86	985.80	4.25	1,020.60	4.32
Class K	0.75	986.70	3.70	1,021.10	3.77
Class N	1.00	985.20	4.94	1,019.90	5.02
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.

SSGA FUNDS
OTHER INFORMATION  (continued)
February 29, 2020 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. SSGA FM has been designated by the Board to administer the Funds' liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation. During the period covered by the liquidity program report to the Board, the program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions. SSGA FM reported that the program operated adequately and that the implementation of the program was effective to manage each Fund’s liquidity risk.
There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Record
A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are available (i) without charge, upon request, by calling 1-800-997-7327, (ii) on the Funds’ website at www.ssgafunds.com, and (iii) on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-997-7327 (toll free), or (2) on the website of the SEC at www.sec.gov.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Funds' schedules of investments are available upon request, without charge, by calling 1-800-997-7327 (toll free).

SSGA Funds
One Iron Street
Boston, Massachusetts 02210
(800) 997-7327
Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Office of Shareholder Inquiries
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Transfer and Dividend Paying Agent
DST Asset Manager Solutions Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSGA Funds pay State Street Bank and Trust Company for its services as custodian and shareholder servicing agent and pay SSGA Funds Management, Inc. for investment advisory and administrator services.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.
SSGACOMBOSAR01

Semi-Annual Report
February 29, 2020
SSGA Funds
State Street S&P 500 Index Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund's website (www.ssgafunds.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 1-800-647-7327.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform a Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-647-7327. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)

State Street S&P 500 Index Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of February 29, 2020

Description	% of Net Assets
Microsoft Corp.	5.1%
Apple, Inc.	4.7
Amazon.com, Inc.	3.2
Facebook, Inc.	1.9
Berkshire Hathaway, Inc.	1.7
TOTAL	16.6%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of February 29, 2020

% of Net Assets
Software	8.0%
IT Services	5.8
Interactive Media & Services	5.3
Banks	5.2
Technology Hardware, Storage & Peripherals	5.0
Pharmaceuticals	4.6
Semiconductors & Semiconductor Equipment	4.5
Internet & Direct Marketing Retail	3.7
Health Care Equipment & Supplies	3.6
Oil, Gas & Consumable Fuels	3.2
Equity Real Estate Investment Trusts (REITs)	3.0
Health Care Providers & Services	2.7
Capital Markets	2.6
Specialty Retail	2.4
Electric Utilities	2.3
Aerospace & Defense	2.2
Diversified Telecommunication Services	2.1
Biotechnology	2.1
Insurance	2.0
Entertainment	2.0
Hotels, Restaurants & Leisure	1.9
Beverages	1.8
Household Products	1.8
Chemicals	1.7
Diversified Financial Services	1.7
Industrial Conglomerates	1.5
Food & Staples Retailing	1.4
Machinery	1.4
Food Products	1.3
Media	1.3
Multi-Utilities	1.1
Road & Rail	1.1
Life Sciences Tools & Services	1.0
Communications Equipment	0.8
Tobacco	0.8
Consumer Finance	0.7
Electrical Equipment	0.6
Textiles, Apparel & Luxury Goods	0.6
Electronic Equipment, Instruments & Components	0.5
Air Freight & Logistics	0.5
Commercial Services & Supplies	0.5
Multiline Retail	0.5
Energy Equipment & Services	0.4
Household Durables	0.4
Containers & Packaging	0.3
Airlines	0.3
Professional Services	0.3
Building Products	0.3
Metals & Mining	0.3
Automobiles	0.3
Personal Products	0.2
Construction Materials	0.2
Trading Companies & Distributors	0.2
Water Utilities	0.1
Real Estate Management & Development	0.1
Health Care Technology	0.1
Construction & Engineering	0.1
Wireless Telecommunication Services	0.1
Auto Components	0.1
Distributors	0.1
Independent Power and Renewable Electricity Producers	0.0*
See accompanying notes to financial statements.
1

State Street S&P 500 Index Fund
Portfolio Statistics (Unaudited)  (continued)

		% of Net Assets
	Gas Utilities	0.0*%
	Diversified Consumer Services	0.0*
	Leisure Equipment & Products	0.0*
	Short-Term Investments	1.5
	Liabilities in Excess of Other Assets	(2.2)
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.7%
COMMUNICATION SERVICES — 10.8%
Activision Blizzard, Inc.	44,600	$2,592,598
Alphabet, Inc. Class A (a)	17,823	23,869,453
Alphabet, Inc. Class C (a)	17,745	23,766,411
AT&T, Inc.	436,000	15,355,920
Cars.com, Inc. (a)	1	9
CenturyLink, Inc.	62,587	755,425
Charter Communications, Inc. Class A (a)	9,400	4,635,798
Comcast Corp. Class A	270,130	10,921,356
Discovery, Inc. Class A (a)(b)	9,497	244,073
Discovery, Inc. Class C (a)	20,660	518,566
DISH Network Corp. Class A (a)	15,917	533,538
Electronic Arts, Inc. (a)	17,321	1,755,830
Facebook, Inc. Class A (a)	143,007	27,524,557
Fox Corp. Class A	22,603	694,816
Fox Corp. Class B (a)	10,400	316,680
Interpublic Group of Cos., Inc.	23,128	494,014
Live Nation Entertainment, Inc. (a)	8,400	510,468
Netflix, Inc. (a)	25,796	9,519,498
News Corp. Class A	28,814	347,929
News Corp. Class B	7,500	93,300
Omnicom Group, Inc.	12,950	897,176
Take-Two Interactive Software, Inc. (a)	6,700	720,116
T-Mobile US, Inc. (a)	18,000	1,622,880
Twitter, Inc. (a)	45,500	1,510,600
Verizon Communications, Inc.	246,651	13,358,618
ViacomCBS, Inc. Class B	30,231	743,985
Walt Disney Co.	107,438	12,640,081
		155,943,695
CONSUMER DISCRETIONARY — 10.0%
Advance Auto Parts, Inc.	4,300	571,814
Amazon.com, Inc. (a)	24,702	46,532,392
Aptiv PLC	14,481	1,131,111
AutoZone, Inc. (a)	1,488	1,536,375
Best Buy Co., Inc.	14,413	1,090,343
Booking Holdings, Inc. (a)	2,508	4,252,715
BorgWarner, Inc.	13,223	417,847
Capri Holdings, Ltd. (a)	8,886	229,437
CarMax, Inc. (a)	10,097	881,569
Carnival Corp.	24,649	824,756
Chipotle Mexican Grill, Inc. (a)	1,414	1,093,842
D.R. Horton, Inc.	19,379	1,032,319
Darden Restaurants, Inc.	6,717	654,908
Dollar General Corp.	15,287	2,297,636
Dollar Tree, Inc. (a)	14,482	1,202,440
eBay, Inc.	46,758	1,619,697
Expedia Group, Inc.	8,775	865,391
Security Description	Shares	Value
Ford Motor Co.	236,360	$1,645,066
Gap, Inc.	15,364	220,166
Garmin, Ltd.	8,860	783,135
General Motors Co.	75,777	2,311,198
Genuine Parts Co.	9,220	804,353
H&R Block, Inc.	12,851	265,630
Hanesbrands, Inc.	23,400	309,816
Harley-Davidson, Inc. (b)	10,385	316,431
Hasbro, Inc.	7,628	589,263
Hilton Worldwide Holdings, Inc.	16,900	1,642,680
Home Depot, Inc.	64,510	14,052,858
Kohl's Corp.	7,888	308,815
L Brands, Inc.	15,246	330,228
Las Vegas Sands Corp.	21,000	1,224,510
Leggett & Platt, Inc.	6,444	255,569
Lennar Corp. Class A	15,425	930,745
LKQ Corp. (a)	16,200	479,196
Lowe's Cos., Inc.	46,012	4,903,499
Macy's, Inc. (b)	17,961	237,624
Marriott International, Inc. Class A	16,552	2,052,448
McDonald's Corp.	44,915	8,721,146
MGM Resorts International	31,800	781,008
Mohawk Industries, Inc. (a)	2,969	359,694
Newell Brands, Inc.	26,350	406,581
NIKE, Inc. Class B	73,802	6,596,423
Nordstrom, Inc. (b)	7,756	269,133
Norwegian Cruise Line Holdings, Ltd. (a)	12,900	480,654
NVR, Inc. (a)	210	770,108
O'Reilly Automotive, Inc. (a)	4,520	1,666,614
PulteGroup, Inc.	16,443	661,009
PVH Corp.	4,751	352,097
Ralph Lauren Corp.	3,436	362,532
Ross Stores, Inc.	21,844	2,376,190
Royal Caribbean Cruises, Ltd.	10,000	804,100
Starbucks Corp.	70,892	5,560,060
Tapestry, Inc.	19,000	445,550
Target Corp.	30,044	3,094,532
Tiffany & Co.	6,581	879,156
TJX Cos., Inc.	72,650	4,344,470
Tractor Supply Co.	6,774	599,567
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,600	925,524
Under Armour, Inc. Class A (a)(b)	14,376	203,995
Under Armour, Inc. Class C (a)	14,478	180,685
VF Corp.	20,128	1,449,216
Whirlpool Corp. (b)	3,459	442,268
Wynn Resorts, Ltd.	6,259	675,847
Yum! Brands, Inc.	18,190	1,623,457
		144,929,438
CONSUMER STAPLES — 7.3%
Altria Group, Inc.	112,570	4,544,451
Archer-Daniels-Midland Co.	31,592	1,189,439

See accompanying notes to financial statements.
3

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
February 29, 2020 (Unaudited)

Security Description	Shares	Value
British American Tobacco PLC ADR	1	$40
Brown-Forman Corp. Class B	10,827	664,886
Campbell Soup Co.	8,783	396,289
Church & Dwight Co., Inc.	14,800	1,028,896
Clorox Co.	7,279	1,160,418
Coca-Cola Co.	229,222	12,261,085
Colgate-Palmolive Co.	50,279	3,397,352
Conagra Brands, Inc.	29,751	794,054
Constellation Brands, Inc. Class A	9,876	1,702,425
Costco Wholesale Corp.	26,134	7,347,313
Coty, Inc. Class A	16,044	148,086
Estee Lauder Cos., Inc. Class A	13,363	2,453,447
General Mills, Inc.	37,022	1,814,078
Hershey Co.	8,615	1,240,474
Hormel Foods Corp. (b)	15,998	665,517
J.M. Smucker Co.	7,355	757,491
Kellogg Co.	15,907	961,896
Kimberly-Clark Corp.	19,873	2,607,139
Kraft Heinz Co.	34,751	860,782
Kroger Co.	45,010	1,266,131
Lamb Weston Holdings, Inc.	9,400	816,766
McCormick & Co., Inc.	7,361	1,076,105
Molson Coors Brewing Co. Class B	11,409	566,000
Mondelez International, Inc. Class A	84,994	4,487,683
Monster Beverage Corp. (a)	22,987	1,434,619
PepsiCo, Inc.	83,238	10,989,913
Philip Morris International, Inc.	91,987	7,530,976
Procter & Gamble Co.	147,913	16,748,189
Sysco Corp.	29,835	1,988,503
Tyson Foods, Inc. Class A	17,491	1,186,414
Walmart, Inc.	84,599	9,109,620
Walgreens Boots Alliance, Inc.	45,513	2,082,675
		105,279,152
ENERGY — 3.6%
Apache Corp.	24,970	622,252
Baker Hughes Co.	39,794	640,286
Cabot Oil & Gas Corp.	26,722	372,237
Chevron Corp.	113,134	10,559,928
Cimarex Energy Co.	6,042	199,688
Concho Resources, Inc.	12,300	836,646
ConocoPhillips	64,203	3,108,709
Devon Energy Corp.	25,450	413,308
Diamondback Energy, Inc.	9,700	601,400
EOG Resources, Inc.	35,363	2,237,063
Exxon Mobil Corp.	252,472	12,987,160
Halliburton Co.	48,667	825,392
Helmerich & Payne, Inc.	7,974	294,161
Hess Corp.	16,544	929,442
HollyFrontier Corp.	10,400	350,272
Kinder Morgan, Inc.	112,176	2,150,414
Marathon Oil Corp.	41,589	344,357
Marathon Petroleum Corp.	39,284	1,862,847
Security Description	Shares	Value
National Oilwell Varco, Inc.	24,341	$455,420
Noble Energy, Inc.	24,895	394,088
Occidental Petroleum Corp.	54,037	1,769,171
ONEOK, Inc.	24,404	1,628,235
Phillips 66	26,192	1,960,733
Pioneer Natural Resources Co.	9,724	1,193,913
Schlumberger, Ltd.	80,793	2,188,682
TechnipFMC PLC	24,509	363,714
Valero Energy Corp.	24,686	1,635,448
Williams Cos., Inc.	69,210	1,318,451
		52,243,417
FINANCIALS — 12.2%
Aflac, Inc.	44,074	1,888,571
Allstate Corp.	18,567	1,954,177
American Express Co.	39,952	4,391,923
American International Group, Inc.	53,032	2,235,829
Ameriprise Financial, Inc.	7,563	1,068,652
Aon PLC	14,082	2,929,056
Arthur J Gallagher & Co.	10,300	1,004,147
Assurant, Inc.	3,046	367,317
Bank of America Corp.	478,766	13,644,831
Bank of New York Mellon Corp.	49,691	1,982,671
Berkshire Hathaway, Inc. Class B (a)	116,519	24,042,530
BlackRock, Inc.	7,118	3,295,705
Capital One Financial Corp.	28,168	2,486,108
Cboe Global Markets, Inc.	6,200	706,800
Charles Schwab Corp.	66,389	2,705,352
Chubb, Ltd.	26,841	3,892,750
Cincinnati Financial Corp.	9,205	858,274
Citigroup, Inc.	130,593	8,287,432
Citizens Financial Group, Inc.	24,000	760,560
CME Group, Inc.	21,092	4,193,511
Comerica, Inc.	9,017	474,655
Discover Financial Services	18,177	1,192,048
E*TRADE Financial Corp.	13,889	635,838
Everest Re Group, Ltd.	2,100	520,548
Fifth Third Bancorp	39,754	969,998
First Republic Bank	10,500	1,055,985
Franklin Resources, Inc.	17,151	373,206
Globe Life, Inc.	6,384	591,541
Goldman Sachs Group, Inc.	18,688	3,751,990
Hartford Financial Services Group, Inc.	22,230	1,110,388
Huntington Bancshares, Inc.	58,765	721,046
Intercontinental Exchange, Inc.	32,325	2,884,036
Invesco, Ltd.	21,089	303,682
JPMorgan Chase & Co.	186,272	21,628,042
KeyCorp	56,079	916,892
Lincoln National Corp.	11,710	531,517
Loews Corp.	13,712	625,679
M&T Bank Corp.	8,234	1,155,889
MarketAxess Holdings, Inc.	2,300	745,959
Marsh & McLennan Cos., Inc.	30,434	3,182,179
MetLife, Inc.	46,126	1,970,503

See accompanying notes to financial statements.
4

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
February 29, 2020 (Unaudited)

Security Description	Shares	Value
Moody's Corp.	9,434	$2,264,443
Morgan Stanley	71,755	3,231,128
MSCI, Inc.	4,800	1,418,112
Nasdaq, Inc.	6,925	710,159
Northern Trust Corp.	12,610	1,106,654
People's United Financial, Inc.	22,434	313,852
PNC Financial Services Group, Inc.	26,042	3,291,709
Principal Financial Group, Inc.	15,726	698,077
Progressive Corp.	33,752	2,469,296
Prudential Financial, Inc.	23,937	1,806,047
Raymond James Financial, Inc.	7,800	652,314
Regions Financial Corp.	60,043	811,781
S&P Global, Inc.	14,298	3,801,981
State Street Corp. (c)	21,847	1,487,999
SVB Financial Group (a)	2,800	582,848
Synchrony Financial	33,271	968,186
T Rowe Price Group, Inc.	13,920	1,642,699
Travelers Cos., Inc.	14,998	1,796,910
Truist Financial Corp.	80,598	3,718,792
Unum Group	14,124	329,230
US Bancorp	83,430	3,874,489
Wells Fargo & Co.	230,246	9,405,549
Willis Towers Watson PLC	7,779	1,472,176
WR Berkley Corp.	8,600	577,404
Zions Bancorp NA (b)	8,658	345,887
		176,815,539
HEALTH CARE — 14.1%
Abbott Laboratories	104,649	8,061,112
AbbVie, Inc.	87,763	7,522,167
ABIOMED, Inc. (a)	2,800	420,728
Agilent Technologies, Inc.	18,175	1,400,747
Alexion Pharmaceuticals, Inc. (a)	13,327	1,253,138
Align Technology, Inc. (a)	4,500	982,575
Allergan PLC	19,726	3,761,156
AmerisourceBergen Corp.	9,152	771,697
Amgen, Inc.	35,591	7,108,590
Anthem, Inc.	15,019	3,861,235
Baxter International, Inc.	29,670	2,476,555
Becton Dickinson and Co.	16,277	3,870,996
Biogen, Inc. (a)	10,847	3,345,106
Boston Scientific Corp. (a)	83,577	3,124,944
Bristol-Myers Squibb Co.	138,677	8,190,264
Cardinal Health, Inc.	18,624	970,683
Centene Corp. (a)	33,978	1,801,514
Cerner Corp.	18,563	1,285,859
Cigna Corp. (a)	22,284	4,076,635
Cooper Cos., Inc.	3,000	973,710
CVS Health Corp.	78,433	4,641,665
Danaher Corp.	37,778	5,461,943
DaVita, Inc. (a)	4,472	347,117
DENTSPLY SIRONA, Inc.	14,366	707,382
Edwards Lifesciences Corp. (a)	12,490	2,558,452
Eli Lilly & Co.	50,262	6,339,546
Gilead Sciences, Inc.	74,446	5,163,574
Security Description	Shares	Value
HCA Healthcare, Inc.	16,000	$2,032,160
Henry Schein, Inc. (a)	9,700	591,118
Hologic, Inc. (a)	14,500	683,240
Humana, Inc.	7,617	2,435,003
IDEXX Laboratories, Inc. (a)	4,800	1,221,648
Illumina, Inc. (a)	8,800	2,337,896
Incyte Corp. (a)	10,600	799,346
Intuitive Surgical, Inc. (a)	6,956	3,714,226
IQVIA Holdings, Inc. (a)	10,200	1,422,798
Johnson & Johnson	156,241	21,011,290
Laboratory Corp. of America Holdings (a)	5,647	992,121
McKesson Corp.	10,131	1,416,922
Medtronic PLC	79,704	8,023,802
Merck & Co., Inc.	150,398	11,514,471
Mettler-Toledo International, Inc. (a)	1,400	982,380
Mylan NV (a)	30,507	524,415
PerkinElmer, Inc.	7,032	607,846
Perrigo Co. PLC	8,714	441,713
Pfizer, Inc.	329,548	11,013,494
Quest Diagnostics, Inc.	8,458	897,055
Regeneron Pharmaceuticals, Inc. (a)	4,558	2,026,350
ResMed, Inc.	8,300	1,319,368
STERIS PLC	5,100	808,962
Stryker Corp.	18,895	3,601,198
Teleflex, Inc.	2,900	971,558
Thermo Fisher Scientific, Inc.	23,712	6,895,450
UnitedHealth Group, Inc.	56,522	14,410,849
Universal Health Services, Inc. Class B	5,300	655,822
Varian Medical Systems, Inc. (a)	4,831	594,068
Vertex Pharmaceuticals, Inc. (a)	15,348	3,438,412
Waters Corp. (a)	3,515	685,038
Zimmer Biomet Holdings, Inc.	12,127	1,651,091
Zoetis, Inc.	28,028	3,734,170
		203,934,370
INDUSTRIALS — 9.0%
3M Co.	34,043	5,080,577
Alaska Air Group, Inc.	8,200	413,772
Allegion PLC	5,437	625,201
American Airlines Group, Inc. (b)	24,400	464,820
AMETEK, Inc.	13,301	1,143,886
AO Smith Corp.	9,700	383,635
Arconic, Inc.	21,763	638,744
Boeing Co.	31,824	8,755,101
C.H. Robinson Worldwide, Inc.	8,582	591,300
Caterpillar, Inc.	32,455	4,032,209
Cintas Corp.	4,922	1,312,894
Copart, Inc. (a)	11,700	988,416
CSX Corp.	45,259	3,188,497
Cummins, Inc.	8,744	1,322,880
Deere & Co.	18,454	2,887,682
Delta Air Lines, Inc.	35,666	1,645,273

See accompanying notes to financial statements.
5

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
February 29, 2020 (Unaudited)

Security Description	Shares	Value
Dover Corp.	8,545	$877,913
Eaton Corp. PLC	24,199	2,195,333
Emerson Electric Co.	35,669	2,286,740
Equifax, Inc.	7,595	1,078,794
Expeditors International of Washington, Inc.	10,644	749,550
Fastenal Co.	35,284	1,207,418
FedEx Corp.	13,850	1,955,205
Flowserve Corp.	6,255	251,388
Fortive Corp.	17,481	1,208,986
Fortune Brands Home & Security, Inc.	7,900	487,825
General Dynamics Corp.	13,589	2,170,027
General Electric Co.	512,349	5,574,357
Honeywell International, Inc.	42,503	6,892,712
Huntington Ingalls Industries, Inc.	2,200	452,166
IDEX Corp.	4,700	695,600
IHS Markit, Ltd.	23,400	1,667,016
Illinois Tool Works, Inc.	17,571	2,948,062
Jacobs Engineering Group, Inc.	8,357	771,685
JB Hunt Transport Services, Inc.	5,500	530,420
Johnson Controls International PLC	45,693	1,670,993
Kansas City Southern	5,704	859,479
L3Harris Technologies, Inc.	13,412	2,651,955
Lockheed Martin Corp.	14,690	5,433,390
Masco Corp.	17,839	737,107
Nielsen Holdings PLC	23,375	425,659
Norfolk Southern Corp.	15,768	2,875,295
Northrop Grumman Corp.	9,386	3,086,492
Old Dominion Freight Line, Inc.	3,800	736,440
PACCAR, Inc.	21,435	1,434,002
Parker-Hannifin Corp.	7,714	1,425,316
Pentair PLC	9,491	373,850
Quanta Services, Inc.	9,993	381,033
Raytheon Co.	16,836	3,174,596
Republic Services, Inc.	11,714	1,057,306
Robert Half International, Inc.	6,974	351,559
Rockwell Automation, Inc.	6,579	1,207,247
Rollins, Inc.	9,450	353,808
Roper Technologies, Inc.	6,335	2,228,019
Snap-on, Inc.	3,572	517,047
Southwest Airlines Co.	29,527	1,363,852
Stanley Black & Decker, Inc.	8,650	1,243,005
Textron, Inc.	14,806	601,124
Trane Technologies PLC	13,816	1,782,817
TransDigm Group, Inc.	3,000	1,673,430
Union Pacific Corp.	41,538	6,638,188
United Airlines Holdings, Inc. (a)	12,400	763,716
United Parcel Service, Inc. Class B	41,255	3,733,165
United Rentals, Inc. (a)	4,500	596,160
United Technologies Corp.	48,679	6,356,991
Verisk Analytics, Inc.	9,200	1,427,012
W.W. Grainger, Inc.	2,712	752,688
Security Description	Shares	Value
Waste Management, Inc.	23,304	$2,582,316
Westinghouse Air Brake Technologies Corp.	10,382	713,243
Xylem, Inc.	11,434	884,306
		129,568,690
INFORMATION TECHNOLOGY — 24.6%
Accenture PLC Class A	37,682	6,804,992
Adobe, Inc. (a)	28,713	9,909,431
Advanced Micro Devices, Inc. (a)	66,600	3,028,968
Akamai Technologies, Inc. (a)	10,234	885,343
Alliance Data Systems Corp.	2,904	249,396
Amphenol Corp. Class A	17,680	1,620,902
Analog Devices, Inc.	22,470	2,450,354
ANSYS, Inc. (a)	4,800	1,162,512
Apple, Inc.	247,964	67,783,439
Applied Materials, Inc.	55,753	3,240,364
Arista Networks, Inc. (a)	3,100	598,672
Autodesk, Inc. (a)	13,370	2,552,066
Automatic Data Processing, Inc.	26,065	4,033,298
Broadcom, Inc.	23,535	6,416,112
Broadridge Financial Solutions, Inc.	7,000	730,520
Cadence Design Systems, Inc. (a)	16,300	1,078,082
CDW Corp.	9,000	1,027,980
Cisco Systems, Inc.	252,829	10,095,462
Citrix Systems, Inc.	7,078	731,794
Cognizant Technology Solutions Corp. Class A	31,327	1,908,754
Corning, Inc.	44,150	1,053,419
DXC Technology Co.	15,691	378,310
F5 Networks, Inc. (a)	3,759	450,892
Fidelity National Information Services, Inc.	36,886	5,153,712
Fiserv, Inc. (a)	34,284	3,749,298
FleetCor Technologies, Inc. (a)	5,100	1,355,529
FLIR Systems, Inc.	8,239	349,910
Fortinet, Inc. (a)	7,800	796,068
Gartner, Inc. (a)	4,900	634,011
Global Payments, Inc.	17,718	3,259,580
Hewlett Packard Enterprise Co.	77,363	989,473
HP, Inc.	84,963	1,766,381
Intel Corp.	257,320	14,286,406
International Business Machines Corp.	53,147	6,917,082
Intuit, Inc.	15,226	4,047,832
IPG Photonics Corp. (a)	2,500	319,100
Jack Henry & Associates, Inc.	4,900	743,526
Juniper Networks, Inc.	22,844	484,750
Keysight Technologies, Inc. (a)	10,500	994,980
KLA Corp.	8,973	1,379,240
Lam Research Corp.	8,381	2,459,237
Leidos Holdings, Inc.	7,200	739,080
Mastercard, Inc. Class A	52,649	15,281,372

See accompanying notes to financial statements.
6

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
February 29, 2020 (Unaudited)

Security Description	Shares	Value
Maxim Integrated Products, Inc.	14,900	$828,738
Microchip Technology, Inc. (b)	13,406	1,216,058
Micron Technology, Inc. (a)	66,928	3,517,736
Microsoft Corp.	453,077	73,403,005
Motorola Solutions, Inc.	10,428	1,727,711
NetApp, Inc.	14,443	674,777
NortonLifeLock, Inc.	35,303	671,816
NVIDIA Corp.	36,112	9,752,768
Oracle Corp.	130,070	6,433,262
Paychex, Inc.	19,231	1,490,018
Paycom Software, Inc. (a)	2,900	819,685
PayPal Holdings, Inc. (a)	69,558	7,511,568
Qorvo, Inc. (a)	7,600	764,408
QUALCOMM, Inc.	66,885	5,237,096
salesforce.com, Inc. (a)	53,105	9,049,092
Seagate Technology PLC	15,076	722,894
ServiceNow, Inc. (a)	11,000	3,586,990
Skyworks Solutions, Inc.	10,000	1,001,800
Synopsys, Inc. (a)	9,400	1,296,542
TE Connectivity, Ltd.	20,449	1,694,609
Texas Instruments, Inc.	55,306	6,312,627
VeriSign, Inc. (a)	6,120	1,161,270
Visa, Inc. Class A	101,640	18,474,086
Western Digital Corp.	17,506	972,633
Western Union Co. (b)	22,040	493,476
Xerox Holdings Corp. (a)	10,023	322,741
Xilinx, Inc.	14,242	1,189,065
Zebra Technologies Corp. Class A (a)	3,200	675,104
		354,899,204
MATERIALS — 2.5%
Air Products & Chemicals, Inc.	13,207	2,900,389
Albemarle Corp. (b)	7,100	581,135
Amcor PLC (a)	99,530	927,620
Avery Dennison Corp.	4,618	528,715
Ball Corp.	18,716	1,318,729
Celanese Corp.	7,200	674,928
CF Industries Holdings, Inc.	14,730	542,948
Corteva, Inc. (a)	45,777	1,245,135
Dow, Inc. (a)	44,310	1,790,567
DuPont de Nemours, Inc.	43,377	1,860,873
Eastman Chemical Co.	8,972	551,868
Ecolab, Inc.	15,265	2,754,569
FMC Corp.	7,022	653,748
Freeport-McMoRan, Inc.	90,364	900,026
International Flavors & Fragrances, Inc. (b)	6,280	752,218
International Paper Co.	21,908	809,720
Linde PLC	32,029	6,117,859
LyondellBasell Industries NV Class A	16,022	1,144,932
Martin Marietta Materials, Inc.	3,455	786,116
Mosaic Co.	20,816	354,497
Newmont Goldcorp Corp.	47,073	2,100,868
Nucor Corp.	17,606	728,008
Packaging Corp. of America	6,300	570,906
Security Description	Shares	Value
PPG Industries, Inc.	14,088	$1,471,492
Sealed Air Corp.	11,269	341,563
Sherwin-Williams Co.	4,987	2,577,032
Vulcan Materials Co.	8,390	1,008,981
Westrock Co.	16,448	546,896
		36,542,338
REAL ESTATE — 3.1%
Alexandria Real Estate Equities, Inc. REIT	6,700	1,017,596
American Tower Corp. REIT	26,082	5,915,398
Apartment Investment & Management Co. Class A, REIT	9,769	467,349
AvalonBay Communities, Inc. REIT	8,429	1,690,773
Boston Properties, Inc. REIT	8,921	1,150,274
CBRE Group, Inc. Class A (a)	20,108	1,128,863
Crown Castle International Corp. REIT	24,242	3,473,636
Digital Realty Trust, Inc. REIT (b)	11,800	1,417,298
Duke Realty Corp. REIT	22,500	730,575
Equinix, Inc. REIT	5,138	2,943,046
Equity Residential REIT	19,938	1,497,344
Essex Property Trust, Inc. REIT	4,155	1,177,361
Extra Space Storage, Inc. REIT	7,500	752,700
Federal Realty Investment Trust REIT	4,600	535,164
Healthpeak Properties, Inc. REIT	31,277	989,604
Host Hotels & Resorts, Inc. REIT	39,259	568,470
Iron Mountain, Inc. REIT (b)	18,074	549,630
Kimco Realty Corp. REIT	23,116	401,063
Mid-America Apartment Communities, Inc. REIT	6,900	891,894
Prologis, Inc. REIT	43,945	3,703,685
Public Storage REIT	8,652	1,809,306
Realty Income Corp. REIT	19,800	1,433,322
Regency Centers Corp. REIT	10,499	603,063
SBA Communications Corp. REIT	6,400	1,696,576
Simon Property Group, Inc. REIT	18,435	2,268,980
SL Green Realty Corp. REIT	4,600	360,824
UDR, Inc. REIT	17,800	800,644
Ventas, Inc. REIT	22,403	1,204,609
Vornado Realty Trust REIT	10,446	559,697
Welltower, Inc. REIT	23,381	1,749,366
Weyerhaeuser Co. REIT	44,598	1,158,656
		44,646,766
UTILITIES — 3.5%
AES Corp.	35,559	594,902
Alliant Energy Corp.	14,700	766,164
Ameren Corp.	15,156	1,197,324

See accompanying notes to financial statements.
7

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
February 29, 2020 (Unaudited)

Security Description	Shares	Value
American Electric Power Co., Inc.	29,643	$2,645,934
American Water Works Co., Inc.	11,300	1,397,358
Atmos Energy Corp.	7,400	764,050
CenterPoint Energy, Inc.	31,335	721,332
CMS Energy Corp.	17,001	1,027,200
Consolidated Edison, Inc.	19,600	1,544,872
Dominion Energy, Inc.	48,024	3,754,516
DTE Energy Co.	11,439	1,277,393
Duke Energy Corp.	43,691	4,006,465
Edison International	21,305	1,431,483
Entergy Corp.	11,200	1,309,392
Evergy, Inc.	13,999	914,835
Eversource Energy	18,443	1,594,582
Exelon Corp.	58,459	2,520,167
FirstEnergy Corp.	32,329	1,439,610
NextEra Energy, Inc.	28,857	7,293,895
NiSource, Inc.	23,078	623,568
NRG Energy, Inc.	13,698	454,911
Pinnacle West Capital Corp.	6,556	586,696
PPL Corp.	44,756	1,343,128
Public Service Enterprise Group, Inc.	29,936	1,536,016
Sempra Energy	16,524	2,309,725
Southern Co.	62,784	3,789,642
WEC Energy Group, Inc.	18,587	1,716,138
Xcel Energy, Inc.	30,700	1,913,224
		50,474,522
TOTAL COMMON STOCKS (Cost $417,513,888)		1,455,277,131

SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.58% (d) (e)	18,476,718	18,476,718
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (f)	3,054,997	$3,054,997
TOTAL SHORT-TERM INVESTMENTS (Cost $21,531,715)		21,531,715
TOTAL INVESTMENTS — 102.2% (Cost $439,045,603)		1,476,808,846
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(31,550,195)
NET ASSETS — 100.0%		$1,445,258,651
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at February 29, 2020.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended February 29, 2020 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended February 29, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at February 29, 2020.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At February 29, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	154	03/20/2020	$24,579,160	$22,721,905	$(1,857,255)
During the period ended February 29, 2020, average notional value related to futures contracts was $28,044,590 or 2% of net assets.
See accompanying notes to financial statements.
8

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
February 29, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,455,277,131	$—	$—	$1,455,277,131
Short-Term Investments	21,531,715	—	—	21,531,715
TOTAL INVESTMENTS	$1,476,808,846	$—	$—	$1,476,808,846
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(1,857,255)	—	—	(1,857,255)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(1,857,255)	$—	$—	$(1,857,255)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 8/31/19	Value at 8/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/29/20	Value at 2/29/20	Dividend Income
State Street Corp.	24,347	$1,249,245	$—	$182,841	$(4,480)	$426,075	21,847	$1,487,999	$24,021
State Street Institutional Liquid Reserves Fund, Premier Class	17,289,872	17,291,600	92,977,094	110,273,455	4,711	50	—	—	191,533
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	43,057,881	24,581,163	—	—	18,476,718	18,476,718	55,835
State Street Navigator Securities Lending Portfolio II	2,175,869	2,175,869	21,770,276	20,891,148	—	—	3,054,997	3,054,997	5,914
Total		$20,716,714	$157,805,251	$155,928,607	$231	$426,125		$23,019,714	$277,303
See accompanying notes to financial statements.
9

State Street S&P 500 Index Fund
Statement of Assets and Liabilities
February 29, 2020 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$1,453,789,132
Investments in affiliated issuers, at value	23,019,714
Total Investments	1,476,808,846
Cash at broker	3,110,104
Cash	21
Receivable for fund shares sold	4,385,944
Dividends receivable — unaffiliated issuers	2,907,633
Dividends receivable — affiliated issuers	74,528
Securities lending income receivable — unaffiliated issuers	478
Securities lending income receivable — affiliated issuers	877
Receivable from Adviser	75,946
Prepaid expenses and other assets	7,158
TOTAL ASSETS	1,487,371,535
LIABILITIES
Payable upon return of securities loaned	3,054,997
Payable for fund shares repurchased	36,776,270
Payable to broker – accumulated variation margin on open futures contracts	1,919,339
Advisory fee payable	126,802
Custodian fees payable	9,330
Administration fees payable	44,898
Shareholder servicing fee payable	31,500
Distribution fees payable	48,563
Trustees’ fees and expenses payable	455
Transfer agent fees payable	62,551
Registration and filing fees payable	1,000
Professional fees payable	12,501
Printing and postage fees payable	24,678
TOTAL LIABILITIES	42,112,884
NET ASSETS	$1,445,258,651
NET ASSETS CONSIST OF:
Paid-in Capital	$404,284,653
Total distributable earnings (loss)	1,040,973,998
NET ASSETS	$1,445,258,651
NET ASSET VALUE PER SHARE
Net asset value per share	$35.79
Shares outstanding (unlimited amount authorized, $0.01 par value)	40,378,392
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$416,916,029
Investments in affiliated issuers	22,129,574
Total cost of investments	$439,045,603
* Includes investments in securities on loan, at value	$6,817,393
See accompanying notes to financial statements.
10

State Street S&P 500 Index Fund
Statement of Operations
For the Six Months Ended February 29, 2020 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$10,532
Dividend income — unaffiliated issuers	15,724,383
Dividend income — affiliated issuers	271,389
Unaffiliated securities lending income	1,730
Affiliated securities lending income	5,914
TOTAL INVESTMENT INCOME (LOSS)	16,013,948
EXPENSES
Advisory fee	240,109
Administration fees	400,181
Shareholder servicing fees	192,087
Distribution fees	296,134
Custodian fees	47,866
Trustees’ fees and expenses	20,587
Transfer agent fees	150,906
Registration and filing fees	33,461
Professional fees and expenses	34,834
Printing and postage fees	49,537
Insurance expense	10,678
Miscellaneous expenses	23,856
TOTAL EXPENSES	1,500,236
Expenses waived/reimbursed by the Adviser	(243,666)
NET EXPENSES	1,256,570
NET INVESTMENT INCOME (LOSS)	$14,757,378
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	40,943,301
Investments — affiliated issuers	231
Futures contracts	3,399,334
Net realized gain (loss)	44,342,866
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(23,930,977)
Investments — affiliated issuers	426,125
Futures contracts	(2,051,744)
Net change in unrealized appreciation/depreciation	(25,556,596)
NET REALIZED AND UNREALIZED GAIN (LOSS)	18,786,270
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$33,543,648
See accompanying notes to financial statements.
11

State Street S&P 500 Index Fund
Statements of Changes in Net Assets

	Six Months Ended 2/29/20 (Unaudited)	Year Ended 8/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$14,757,378	$30,267,486
Net realized gain (loss)	44,342,866	87,856,506
Net change in unrealized appreciation/depreciation	(25,556,596)	117,155,346
Net increase (decrease) in net assets resulting from operations	33,543,648	235,279,338
Distributions to shareholders	(82,739,022)	(161,580,164)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	146,280,073	293,356,913
Reinvestment of distributions	80,532,462	158,648,087
Cost of shares redeemed	(260,143,069)	(604,867,099)
Net increase (decrease) in net assets from beneficial interest transactions	(33,330,534)	(152,862,099)
Net increase (decrease) in net assets during the period	(82,525,908)	(79,162,925)
Net assets at beginning of period	1,527,784,559	1,606,947,484
NET ASSETS AT END OF PERIOD	$1,445,258,651	$1,527,784,559
SHARES OF BENEFICIAL INTEREST:
Shares sold	3,788,494	8,095,682
Reinvestment of distributions	2,075,366	5,037,308
Shares redeemed	(6,760,792)	(11,254,690)
Net increase (decrease)	(896,932)	1,878,300
See accompanying notes to financial statements.
12

State Street S&P 500 Index Fund
Financial Highlights
Selected data for a share outstanding throughout each period

	Six Months Ended 2/29/20 (Unaudited)	Year Ended 8/31/19(a)	Year Ended 8/31/18(a)	Year Ended 8/31/17(a)	Year Ended 8/31/16(a)	Year Ended 8/31/15(a)
Net asset value, beginning of period	$37.01	$40.79	$35.99	$33.85	$31.40	$32.23
Income (loss) from investment operations:
Net investment income (loss) (b)	0.36(c)(d)	0.73(c)(d)	0.66(c)(d)	0.66(c)(d)	0.66(c)(d)	0.61(c)
Net realized and unrealized gain (loss)	0.47	(0.42)	6.12	4.47	3.10	(0.46)
Total from investment operations	0.83	0.31	6.78	5.13	3.76	0.15
Distributions to shareholders from:
Net investment income	(0.23)	(0.71)	(0.78)	(0.64)	(0.65)	(0.60)
Net realized gains	(1.82)	(3.38)	(1.20)	(2.35)	(0.66)	(0.38)
Total distributions	(2.05)	(4.09)	(1.98)	(2.99)	(1.31)	(0.98)
Net asset value, end of period	$35.79	$37.01	$40.79	$35.99	$33.85	$31.40
Total return (e)	1.83%	2.71%	19.41%	16.06%	12.38%	0.36%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,445,259	$1,527,785	$1,606,947	$1,571,873	$1,518,948	$1,532,049
Ratios to average net assets:
Total expenses	0.19%(f)	0.20%	0.20%	0.20%	0.20%	0.16%
Net expenses	0.16%(c)(d)(f)	0.16%(c)(d)	0.16%(c)(d)	0.16%(c)(d)	0.15%(c)(d)	0.16%(c)
Net investment income (loss)	1.84%(c)(d)(f)	2.00%(c)(d)	1.74%(c)(d)	1.91%(c)(d)	2.03%(c)(d)	1.88%(c)
Portfolio turnover rate	1%(g)	3%(h)	2%(h)	3%(h)	6%(h)	2%(h)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio prior to the discontinuance of the master feeder structure.
(b)	Average daily shares outstanding were used for this calculation.
(c)	Reflects amounts waived by the administrator.
(d)	Reflects amounts waived and/or reimbursed by the investment adviser.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(f)	Annualized.
(g)	Not annualized.
(h)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure.
See accompanying notes to financial statements.
13

SSGA Funds
STATE STREET S&P 500 INDEX FUND
Notes to Financial Statements — February 29, 2020 (Unaudited)

1.    Organization
The SSGA Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of February 29, 2020, the Trust consists of four (4) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.001 par value. The financial statements herein relate to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street S&P 500 Index Fund	Class N	December 30, 1992	Diversified
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
14

SSGA Funds
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — February 29, 2020 (Unaudited)

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale and disposition of investments are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion of the capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and relative net assets of the Fund within the Trust.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
15

SSGA Funds
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — February 29, 2020 (Unaudited)

3.    Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended February 29, 2020, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of February 29, 2020, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street S&P 500 Index Fund
Futures Contracts	$—	$—	$—	$(1,919,339)	$—	$(1,919,339)
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street S&P 500 Index Fund
Futures Contracts	$—	$—	$—	$3,399,334	$—	$3,399,334
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street S&P 500 Index Fund
Futures Contracts	$—	$—	$—	$(2,051,744)	$—	$(2,051,744)
16

SSGA Funds
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — February 29, 2020 (Unaudited)

4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Adviser is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly-owned subsidiary of State Street Corporation. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.03% of its average daily net assets. The fees are accrued daily and paid monthly.
The Adviser is contractually obligated until December 31, 2020 to waive up to the full amount of advisory fee payable by the Fund and/or reimburse the Fund to the extent that total annual Fund operating expenses exceed 0.157% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to December 31, 2020 except with the approval of the Board. During the period ended February 29, 2020, SSGA FM agreed to reimburse fees of $163,630.
Administrator, Sub-Administrator, and Custodian Fees
SSGA FM serves as administrator and State Street, an affiliate of the Adviser, serves as custodian and sub-administrator. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly. SSGA FM has contractually agreed to waive 0.01% of its administration fee. The waiver may not be terminated or modified except with the approval of the Board and shall continue until at least December 31, 2020. For the period ended February 29, 2020, SSGA FM waived fees in the amount of $80,036. The Adviser and the Fund each bear a portion of the fee paid to State Street for providing sub-administration and custodian services with respect to the Fund.
Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class N shares and for services provided to shareholders in that class (the “Plan”).
The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class N shares. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Additionally, the Board approved a limit of 0.062% of average daily net assets on the amount of Rule 12b-1 fees paid to the Distributor.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Fund, acts as the securities lending agent for the Fund, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended December 7, 2018.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
17

SSGA Funds
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — February 29, 2020 (Unaudited)

Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended February 29, 2020 are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended February 29, 2020, were as follows:
	Purchases	Sales
State Street S&P 500 Index Fund	$19,959,070	$87,571,258
7.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of August 31, 2019, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of February 29, 2020, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street S&P 500 Index Fund	$488,186,131	$1,006,307,565	$19,540,540	$986,767,025
8.    Securities Lending
The Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
18

SSGA Funds
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — February 29, 2020 (Unaudited)

The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of February 29, 2020, and the value of the invested cash collateral are disclosed in the Fund's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Fund's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Fund's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Fund’s securities lending agreements and related cash and non-cash collateral received as of February 29, 2020:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street S&P 500 Index Fund	$ 6,817,393	$ 3,054,997	$ 3,989,950	$ 7,044,947
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of February 29, 2020:
		Remaining Contractual Maturity of the Agreements As of February 29, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street S&P 500 Index Fund	Common Stocks	$3,054,997	$—	$—	$—	$3,054,997	$3,054,997
9.    Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Fund had no outstanding loans as of February 29, 2020.
19

SSGA Funds
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — February 29, 2020 (Unaudited)

10.    Risks
Market Risk
The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
20

SSGA Funds
State Street S&P 500 Index Fund
Other Information — February 29, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from September 1, 2019 to February 29, 2020.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street S&P 500 Index Fund	0.16%	$1,018.30	$0.80	$1,024.10	$0.81
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.
21

SSGA Funds
State Street S&P 500 Index Fund  (continued)
Other Information — February 29, 2020 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program. SSGA FM has been designated by the Board to administer the Fund's liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation. During the period covered by the liquidity program report to the Board, the program supported the Fund’s ability to honor redemption requests timely and SSGA FM’s management of the Fund’s liquidity profile, including during periods of market volatility and net redemptions. SSGA FM reported that the program operated adequately and that the implementation of the program was effective to manage the Fund’s liquidity risk.
There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Record
A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s investment adviser to vote proxies relating to the Fund’s portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund’s website at www.ssgafunds.com.
Quarterly Portfolio Schedule
Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Fund's schedules of investments are available upon request, without charge, by calling 1-800-997-7327 (toll free).
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State Street S&P 500 Index Fund
One Iron Street
Boston, Massachusetts 02210
(800) 997-7327
Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Office of Shareholder Inquiries
State Street Bank Financial Center
One Lincoln Street
Boston, Massachusetts 02111
Transfer and Dividend Paying Agent
DST Asset Manager Solutions Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSGA Funds pay State Street Bank and Trust Company for its services as custodian and shareholder servicing agent and pay SSGA Funds Management, Inc. for investment advisory and administrator services.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.
SSGASPSAR01

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a)The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment

Company Act of 1940, as amended (the "1940 Act")) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this Form N- CSR filing that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)Not applicable to the Registrant.

(b)Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1) Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3) Not applicable to the Registrant.

(a)(4) Not applicable.

(b)Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	SSGA FUNDS
By:	/s/ Ellen M. Needham
Ellen M. Needham
President
Date:	May 1, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)
Date:	May 1, 2020
By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)
Date:	May 1, 2020